UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund January 31, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

The investment objective of the Funds is to seek to provide investors with total return.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2022 to January 31, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Annualized Expense Ratio	Expenses Paid During Period 8/1/22 to 1/31/23*
Actual Fund return †
Class A	$1,000.00	$991.10	0.82%	$4.12
Class C	1,000.00	988.10	1.57%	7.87
Class R	1,000.00	991.10	1.07%	5.37
Institutional Class	1,000.00	992.30	0.57%	2.86
Class R6	1,000.00	994.00	0.48%	2.41
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Class R	1,000.00	1,019.81	1.07%	5.45
Institutional Class	1,000.00	1,022.33	0.57%	2.91
Class R6	1,000.00	1,022.79	0.48%	2.45

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Annualized Expense Ratio	Expenses Paid During Period 8/1/22 to 1/31/23*
Actual Fund return †
Class A	$1,000.00	$971.30	0.82%	$4.07
Class C	1,000.00	967.10	1.57%	7.78
Class R	1,000.00	970.20	1.07%	5.31
Institutional Class	1,000.00	972.40	0.57%	2.83
Class R6	1,000.00	973.50	0.48%	2.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Class R	1,000.00	1,019.81	1.07%	5.45
Institutional Class	1,000.00	1,022.33	0.57%	2.91
Class R6	1,000.00	1,022.79	0.48%	2.45

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected on the previous page, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables on the previous page do not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware Corporate Bond Fund	As of January 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.63%
Corporate Bonds	87.09%
Banking	21.15%
Basic Industry	2.71%
Brokerage	1.42%
Capital Goods	5.60%
Communications	9.21%
Consumer Cyclical	2.97%
Consumer Non-Cyclical	6.00%
Electric	10.61%
Energy	8.95%
Finance Companies	3.50%
Insurance	4.31%
Natural Gas	1.60%
Real Estate Investment Trusts	1.30%
Technology	5.80%
Transportation	1.96%
Municipal Bonds	0.26%
Loan Agreements	2.72%
US Treasury Obligations	1.46%
Convertible Preferred Stock	0.28%
Short-Term Investments	5.04%
Total Value of Securities	97.48%
Receivables and Other Assets Net of Liabilities	2.52%
Total Net Assets	100.00%

Security type / sector allocation

Delaware Extended Duration Bond Fund	As of January 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.36%
Corporate Bonds	87.53%
Banking	7.25%
Basic Industry	1.58%
Brokerage	0.94%
Capital Goods	3.79%
Communications	10.25%
Consumer Cyclical	2.78%
Consumer Non-Cyclical	9.34%
Electric	17.46%
Energy	13.12%
Finance Companies	1.11%
Insurance	10.08%
Natural Gas	4.49%
Technology	3.30%
Transportation	1.45%
Utilities	0.59%
Municipal Bonds	2.06%
Loan Agreements	0.66%
US Treasury Obligations	2.51%
Convertible Preferred Stock	0.89%
Short-Term Investments	4.90%
Total Value of Securities	98.91%
Receivables and Other Assets Net of Liabilities	1.09%
Total Net Assets	100.00%

Schedules of investments

Delaware Corporate Bond Fund	January 31, 2023 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.63%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	3,500,000	$3,297,000
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	110,000	108,072
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	2,870,000	2,780,312
Spirit Airlines 1.00% exercise price $43.36, maturity date 5/15/26	1,790,000	1,474,065
Total Convertible Bonds (cost $7,948,218)		7,659,449

Corporate Bonds – 87.09%
Banking – 21.15%
Bank of America
2.482% 9/21/36 μ	7,780,000	6,077,740
2.676% 6/19/41 μ	1,795,000	1,324,858
6.204% 11/10/28 μ	3,815,000	4,025,609
Bank of New York Mellon
4.596% 7/26/30 μ	8,012,000	7,976,610
4.70% 9/20/25 μ, y	8,770,000	8,594,357
5.802% 10/25/28 μ	699,000	735,327
5.834% 10/25/33 μ	2,480,000	2,687,871
Barclays
7.385% 11/2/28 μ	3,925,000	4,259,933
8.00% 3/15/29 μ, y	4,135,000	4,162,498
BPCE 144A 5.125% 1/18/28 #	3,695,000	3,721,555
Citigroup 5.61% 9/29/26 μ	10,500,000	10,672,066
Citizens Bank 6.064% 10/24/25 μ	3,040,000	3,085,144
Credit Agricole 144A 5.301% 7/12/28 #	2,960,000	3,023,492
Credit Suisse
1.00% 5/5/23	3,190,000	3,152,069
7.95% 1/9/25	8,770,000	8,987,433
Credit Suisse Group
144A 3.091% 5/14/32 #, μ	4,065,000	3,076,918
144A 6.442% 8/11/28 #, μ	4,495,000	4,350,044
144A 9.016% 11/15/33 #, μ	1,430,000	1,607,814
Deutsche Bank 6.72% 1/18/29 μ	920,000	968,744
Fifth Third Bancorp 6.361% 10/27/28 μ	4,478,000	4,741,259
Fifth Third Bank 5.852% 10/27/25 μ	5,745,000	5,837,145
Goldman Sachs Group 1.542% 9/10/27 μ	10,839,000	9,575,839

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Huntington National Bank
4.552% 5/17/28 μ	9,719,000	$9,583,120
5.65% 1/10/30	2,590,000	2,697,191
JPMorgan Chase & Co. 4.851% 7/25/28 μ	11,410,000	11,413,907
KeyBank
5.00% 1/26/33	3,345,000	3,356,128
5.85% 11/15/27	8,965,000	9,400,486
KeyCorp 4.789% 6/1/33 μ	5,700,000	5,582,817
Morgan Stanley
1.928% 4/28/32 μ	3,765,000	2,994,396
2.484% 9/16/36 μ	7,904,000	6,132,434
5.123% 2/1/29 μ	4,215,000	4,264,144
6.138% 10/16/26 μ	1,105,000	1,138,705
6.296% 10/18/28 μ	1,105,000	1,168,937
6.342% 10/18/33 μ	3,510,000	3,861,933
PNC Bank 4.05% 7/26/28	8,420,000	8,150,299
PNC Financial Services Group 5.671% 10/28/25 μ	3,820,000	3,872,263
Popular 6.125% 9/14/23	5,020,000	5,020,527
Royal Bank of Canada 4.875% 1/12/26	4,015,000	4,041,497
State Street
2.203% 2/7/28 μ	3,630,000	3,335,669
4.164% 8/4/33 μ	5,530,000	5,274,797
4.821% 1/26/34 μ	2,535,000	2,549,984
5.751% 11/4/26 μ	855,000	878,490
5.82% 11/4/28 μ	595,000	625,345
SVB Financial Group
1.80% 2/2/31	2,597,000	1,984,167
2.10% 5/15/28	3,960,000	3,389,731
4.00% 5/15/26 μ, y	2,647,000	2,122,546
4.57% 4/29/33 μ	3,810,000	3,510,479
Truist Bank 2.636% 9/17/29 μ	10,460,000	9,865,161
Truist Financial
4.95% 9/1/25 μ, y	8,635,000	8,570,237
5.122% 1/26/34 μ	1,275,000	1,293,103
6.123% 10/28/33 μ	2,311,000	2,520,232
US Bancorp
2.491% 11/3/36 μ	3,030,000	2,424,088
4.548% 7/22/28 μ	7,425,000	7,417,620
4.653% 2/1/29 μ	3,225,000	3,224,820
4.839% 2/1/34 μ	2,560,000	2,547,936
5.727% 10/21/26 μ	2,705,000	2,780,266

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co. 4.54% 8/15/26 μ	6,490,000	$6,429,291
		256,067,071
Basic Industry – 2.71%
Celanese US Holdings
6.05% 3/15/25	5,915,000	5,962,776
6.165% 7/15/27	1,215,000	1,231,501
Georgia-Pacific 8.00% 1/15/24	4,345,000	4,464,989
Graphic Packaging International 144A 3.50% 3/1/29 #	3,155,000	2,780,044
Newmont
2.25% 10/1/30	3,210,000	2,681,016
2.60% 7/15/32	2,570,000	2,153,763
2.80% 10/1/29	9,845,000	8,672,975
Sherwin-Williams 2.90% 3/15/52	7,185,000	4,841,240
		32,788,304
Brokerage – 1.42%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	2,865,000	2,405,602
Charles Schwab 5.375% 6/1/25 μ, y	4,195,000	4,183,254
Jefferies Financial Group
2.625% 10/15/31	10,260,000	8,434,898
6.50% 1/20/43	2,090,000	2,201,054
		17,224,808
Capital Goods – 5.60%
Amphenol 2.20% 9/15/31	3,205,000	2,650,612
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	2,911,931
Ashtead Capital
144A 1.50% 8/12/26 #	6,880,000	6,059,723
144A 5.55% 5/30/33 #	2,410,000	2,420,727
Boeing 3.75% 2/1/50	8,110,000	6,248,738
Eaton 4.15% 3/15/33	9,670,000	9,361,700
Lockheed Martin 5.70% 11/15/54	5,560,000	6,323,026
Madison IAQ 144A 4.125% 6/30/28 #	1,880,000	1,657,051
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	3,042,777
Republic Services 2.375% 3/15/33	8,972,000	7,471,124
Teledyne Technologies 2.25% 4/1/28	13,780,000	12,261,387
Waste Connections
2.95% 1/15/52	4,760,000	3,414,992
4.20% 1/15/33	4,045,000	3,932,186
		67,755,974

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications – 9.21%
Altice France 144A 5.125% 1/15/29 #	3,720,000	$2,920,219
AMC Networks
4.25% 2/15/29	600,000	370,719
4.75% 8/1/25	3,325,000	2,847,979
AT&T 3.50% 9/15/53	17,085,000	12,625,239
CCO Holdings
144A 4.50% 6/1/33 #	945,000	769,183
144A 4.75% 2/1/32 #	3,870,000	3,294,937
144A 6.375% 9/1/29 #	2,005,000	1,937,121
Cellnex Finance 144A 3.875% 7/7/41 #	3,267,000	2,415,415
Charter Communications Operating 3.85% 4/1/61	9,995,000	6,355,280
Comcast 2.80% 1/15/51	14,135,000	9,823,472
Crown Castle
1.05% 7/15/26	5,500,000	4,855,606
2.10% 4/1/31	4,563,000	3,739,403
CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	4,319,819
Directv Financing 144A 5.875% 8/15/27 #	3,965,000	3,597,365
Discovery Communications 4.00% 9/15/55	7,970,000	5,493,503
Sprint Spectrum 144A 4.738% 9/20/29 #	2,359,687	2,341,455
Time Warner Cable 7.30% 7/1/38	2,930,000	3,146,532
Time Warner Entertainment 8.375% 3/15/23	6,100,000	6,125,329
T-Mobile USA
3.00% 2/15/41	1,890,000	1,411,538
3.375% 4/15/29	13,605,000	12,419,404
Verizon Communications
2.875% 11/20/50	7,895,000	5,378,363
4.50% 8/10/33	10,110,000	9,894,100
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	3,458,000	3,212,465
VZ Secured Financing 144A 5.00% 1/15/32 #	2,540,000	2,178,025
		111,472,471
Consumer Cyclical – 2.97%
ADT Security 144A 4.875% 7/15/32 #	3,663,000	3,273,203
Amazon.com 2.50% 6/3/50	15,385,000	10,439,720
Aptiv 3.10% 12/1/51	10,601,000	6,884,975
Ford Motor Credit 6.95% 3/6/26	2,435,000	2,492,868
Levi Strauss & Co. 144A 3.50% 3/1/31 #	2,866,000	2,396,635
Mercedes-Benz Finance North America 144A 5.25% 11/29/27 #	2,425,000	2,497,680
VICI Properties 4.95% 2/15/30	8,305,000	8,042,472
		36,027,553

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 6.00%
Baxter International 3.132% 12/1/51	6,660,000	$4,584,195
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,855,225
Bunge Finance 2.75% 5/14/31	7,475,000	6,408,174
CVS Health
2.70% 8/21/40	12,941,000	9,354,573
4.78% 3/25/38	2,625,000	2,515,303
Elevance Health 5.125% 2/15/53	3,732,000	3,755,711
GE HealthCare Technologies
144A 5.60% 11/15/25 #	2,220,000	2,257,701
144A 5.65% 11/15/27 #	2,220,000	2,301,486
Humana
5.75% 3/1/28	2,191,000	2,288,788
5.875% 3/1/33	940,000	1,007,286
JBS USA LUX 144A 3.00% 2/2/29 #	3,287,000	2,825,456
Merck & Co. 2.75% 12/10/51	4,532,000	3,271,674
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	7,030,421
Royalty Pharma 3.35% 9/2/51	13,268,000	8,949,634
Sodexo
144A 1.634% 4/16/26 #	5,520,000	4,983,245
144A 2.718% 4/16/31 #	2,290,000	1,897,513
US Foods 144A 4.75% 2/15/29 #	3,265,000	2,991,015
Viatris 4.00% 6/22/50	3,023,000	2,098,625
Zoetis 5.40% 11/14/25	1,280,000	1,309,214
		72,685,239
Electric – 10.61%
Appalachian Power 4.50% 8/1/32	7,500,000	7,300,259
Berkshire Hathaway Energy 2.85% 5/15/51	5,078,000	3,599,071
Commonwealth Edison 2.75% 9/1/51	5,025,000	3,489,023
Duke Energy 5.00% 8/15/52	6,805,000	6,515,404
Duke Energy Carolinas
4.95% 1/15/33	7,617,000	7,825,848
5.35% 1/15/53	2,220,000	2,348,770
Enel Finance International 144A 6.80% 10/14/25 #	3,710,000	3,846,407
Entergy Texas 3.55% 9/30/49	2,695,000	2,118,332
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,685,000	4,361,746
Indianapolis Power & Light 144A 5.65% 12/1/32 #	3,315,000	3,529,177
IPALCO Enterprises 4.25% 5/1/30	3,220,000	2,980,560
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	3,000,000	2,375,532
National Rural Utilities Cooperative Finance 4.15% 12/15/32	8,920,000	8,553,931

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings 3.00% 1/15/52	6,630,000	$4,679,236
NRG Energy 144A 2.45% 12/2/27 #	2,470,000	2,122,476
Oglethorpe Power
3.75% 8/1/50	5,235,000	4,061,656
144A 4.50% 4/1/47 #	5,500,000	4,705,509
Pacific Gas and Electric
3.30% 8/1/40	1,125,000	808,785
3.50% 8/1/50	1,690,000	1,143,014
4.60% 6/15/43	4,405,000	3,577,915
4.95% 7/1/50	1,470,000	1,229,222
PacifiCorp
2.90% 6/15/52	13,799,000	9,871,282
5.35% 12/1/53	1,755,000	1,876,776
Public Service Co. of Oklahoma 3.15% 8/15/51	4,285,000	3,059,790
San Diego Gas & Electric 3.32% 4/15/50	2,270,000	1,739,490
Southern California Edison
3.45% 2/1/52	1,680,000	1,282,761
4.125% 3/1/48	3,090,000	2,631,762
4.875% 3/1/49	1,865,000	1,774,831
Union Electric 3.90% 4/1/52	6,035,000	5,212,344
Vistra Operations
144A 3.55% 7/15/24 #	6,327,000	6,117,542
144A 5.125% 5/13/25 #	5,920,000	5,813,242
WEC Energy Group 5.15% 10/1/27	7,770,000	7,947,231
		128,498,924
Energy – 8.95%
BP Capital Markets 4.875% 3/22/30 μ, y	8,805,000	8,249,184
BP Capital Markets America 2.939% 6/4/51	2,260,000	1,622,496
Diamondback Energy
3.125% 3/24/31	10,325,000	9,021,882
4.25% 3/15/52	3,735,000	3,011,166
Enbridge
1.60% 10/4/26	3,180,000	2,843,269
5.75% 7/15/80 μ	4,710,000	4,468,801
Energy Transfer
5.00% 5/15/50	1,790,000	1,565,130
5.75% 2/15/33	1,825,000	1,877,806
6.25% 4/15/49	3,410,000	3,469,096
6.50% 11/15/26 μ, y	9,654,000	9,078,428

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
3.30% 2/15/53	10,375,000	$7,535,169
5.35% 1/31/33	905,000	941,421
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	4,112,585	3,371,428
Kinder Morgan
5.20% 6/1/33	3,235,000	3,227,067
5.45% 8/1/52	8,295,000	7,969,621
Marathon Oil 5.20% 6/1/45	6,425,000	5,836,233
ONEOK
6.10% 11/15/32	4,025,000	4,236,448
7.50% 9/1/23	6,625,000	6,685,110
Targa Resources 6.50% 2/15/53	6,770,000	7,067,221
Targa Resources Partners
4.00% 1/15/32	2,880,000	2,518,635
5.00% 1/15/28	6,270,000	6,123,000
Valero Energy 3.65% 12/1/51	10,005,000	7,667,324
		108,385,935
Finance Companies – 3.50%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,845,000	1,726,695
3.00% 10/29/28	7,916,000	6,982,433
3.40% 10/29/33	6,712,000	5,537,550
Air Lease
2.20% 1/15/27	4,205,000	3,772,401
2.875% 1/15/32	3,880,000	3,190,151
4.125% 12/15/26 μ, y	4,080,000	3,196,680
5.85% 12/15/27	2,290,000	2,338,585
Aviation Capital Group
144A 1.95% 1/30/26 #	5,853,000	5,209,149
144A 1.95% 9/20/26 #	2,180,000	1,894,032
144A 5.50% 12/15/24 #	8,565,000	8,486,161
		42,333,837
Insurance – 4.31%
Aon 5.00% 9/12/32	2,925,000	2,990,984
Athene Global Funding
144A 1.985% 8/19/28 #	15,617,000	13,035,704
144A 2.717% 1/7/29 #	3,515,000	3,015,207
Athene Holding 3.45% 5/15/52	3,215,000	2,167,060
Berkshire Hathaway Finance 3.85% 3/15/52	13,350,000	11,542,741
Brighthouse Financial 4.70% 6/22/47	2,152,000	1,753,392

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Global Atlantic 144A 4.70% 10/15/51 #, μ	5,070,000	$4,371,738
Hartford Financial Services Group 2.90% 9/15/51	3,625,000	2,513,138
New York Life Global Funding 144A 4.85% 1/9/28 #	4,650,000	4,736,660
Prudential Financial 3.70% 10/1/50 μ	7,005,000	6,039,282
		52,165,906
Natural Gas – 1.60%
Atmos Energy 5.75% 10/15/52	4,115,000	4,633,123
Sempra Energy
4.125% 4/1/52 μ	2,775,000	2,433,248
4.875% 10/15/25 μ, y	6,855,000	6,597,937
Southern California Gas 6.35% 11/15/52	2,780,000	3,254,452
Southern Co. Gas Capital 5.15% 9/15/32	2,424,000	2,474,883
		19,393,643
Real Estate Investment Trusts – 1.30%
American Homes 4 Rent 3.625% 4/15/32	4,840,000	4,306,647
Corporate Office Properties 2.75% 4/15/31	5,520,000	4,313,943
Extra Space Storage 2.35% 3/15/32	9,040,000	7,170,864
		15,791,454
Technology – 5.80%
Alphabet 2.05% 8/15/50	10,280,000	6,588,513
Autodesk 2.40% 12/15/31	7,435,000	6,239,547
Broadcom 144A 3.469% 4/15/34 #	9,922,000	8,234,047
Broadridge Financial Solutions 2.60% 5/1/31	8,112,000	6,895,660
CDW 3.276% 12/1/28	11,570,000	10,189,815
Clarivate Science Holdings 144A 3.875% 7/1/28 #	3,763,000	3,362,626
CoStar Group 144A 2.80% 7/15/30 #	4,235,000	3,582,238
Entegris Escrow
144A 4.75% 4/15/29 #	3,650,000	3,426,232
144A 5.95% 6/15/30 #	3,680,000	3,538,430
Marvell Technology
1.65% 4/15/26	4,460,000	4,017,599
2.45% 4/15/28	2,820,000	2,474,863
Oracle
5.80% 11/10/25	870,000	894,760
6.15% 11/9/29	6,380,000	6,822,644
Sensata Technologies 144A 3.75% 2/15/31 #	4,715,000	4,008,633
		70,275,607
Transportation – 1.96%
Burlington Northern Santa Fe 2.875% 6/15/52	8,087,000	5,851,834

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
DAE Funding
144A 1.55% 8/1/24 #	2,260,000	$2,134,898
144A 3.375% 3/20/28 #	1,105,000	1,002,958
Delta Air Lines 144A 7.00% 5/1/25 #	4,097,000	4,218,171
Mileage Plus Holdings 144A 6.50% 6/20/27 #	4,603,500	4,656,509
Penske Truck Leasing 144A 5.70% 2/1/28 #	3,215,000	3,297,790
Seaspan 144A 5.50% 8/1/29 #	1,245,000	947,731

United Airlines 2019-1 Class AA Pass Through Trust Series 2019-1 AA 4.15% 2/25/33 ♦	1,716,521	1,579,696
Total Corporate Bonds (cost $1,139,977,810)		1,054,556,313

Municipal Bonds – 0.26%
Commonwealth of Puerto Rico (Restructured)
Series A 2.993% 7/1/24^	60,624	56,801
Series A-1 4.00% 7/1/35	132,326	120,536
Series A-1 4.00% 7/1/37	140,560	124,775
GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	3,412,730	2,883,757
Total Municipal Bonds (cost $3,573,605)		3,185,869

Loan Agreements – 2.72%
Applied Systems 1st Lien 9.08% (SOFR03M + 3.50%) 9/18/26 ●	2,925,158	2,932,471
AmWINS Group 6.82% (LIBOR01M + 2.25%) 2/19/28 ●	2,832,225	2,819,834
Gates Global Tranche B-3 7.07% (LIBOR01M + 2.50%) 3/31/27 ●	2,949,800	2,946,803
Horizon Therapeutics USA Tranche B-2 6.313% (LIBOR01M + 1.75%) 3/15/28 ●	2,839,425	2,845,044
Informatica 7.375% (LIBOR01M + 2.75%) 10/27/28 ●	2,977,500	2,976,571
Prime Security Services Borrower Tranche B-1 7.517% (LIBOR03M + 2.75%) 9/23/26 ●	2,957,325	2,959,543
RealPage 1st Lien 7.57% (LIBOR01M + 3.00%) 4/24/28 ●	2,992,125	2,924,617
Reynolds Group Holdings Tranche B-2 7.82% (LIBOR01M + 3.25%) 2/5/26 ●	2,952,292	2,952,292

	Principal amount°	Value (US $)
Loan Agreements (continued)
Standard Industries 6.425% (LIBOR06M + 2.25%) 9/22/28 ●	9,503,092	$9,512,814
Total Loan Agreements (cost $32,824,051)		32,869,989

US Treasury Obligations – 1.46%
US Treasury Notes
3.00% 8/15/52	12,240,000	10,833,356
4.00% 11/15/52	6,375,000	6,818,262
Total US Treasury Obligations (cost $17,347,415)		17,651,618

	Number of
	shares
Convertible Preferred Stock – 0.28%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,041,080
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 w	2,808	2,389,608
Total Convertible Preferred Stock (cost $4,053,106)		3,430,688

Short-Term Investments – 5.04%
Money Market Mutual Funds – 5.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	15,268,228	15,268,228
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	15,268,227	15,268,227
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	15,268,227	15,268,227
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	15,268,227	15,268,227
Total Short-Term Investments (cost $61,072,909)		61,072,909
Total Value of Securities—97.48%
(cost $1,266,797,114)		$1,180,426,835

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments

Delaware Corporate Bond Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of Rule 144A securities was $214,613,198, which represents 17.72% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.
[y]	Perpetual security. Maturity date represents next call date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
[w]	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at January 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
TD	EUR(24,929)	USD27,190	4/21/23	$(17)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

DAC – Designated Activity Company

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

Summary of abbreviations: (continued)

LIBOR06M – ICE LIBOR USD 6 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TD – TD Bank

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Extended Duration Bond Fund	January 31, 2023 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.36%
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	36,000	$35,369
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	953,000	923,219
Spirit Airlines 1.00% exercise price $43.36, maturity date 5/15/26	680,000	559,980
Total Convertible Bonds (cost $1,533,923)		1,518,568

Corporate Bonds – 87.53%
Banking – 7.25%
Bank of America 2.676% 6/19/41 μ	7,570,000	5,587,284
Bank of New York Mellon 4.70% 9/20/25 μ, y	2,600,000	2,547,928
Barclays 8.00% 3/15/29 μ, y	1,375,000	1,384,144
Credit Suisse
1.00% 5/5/23	1,250,000	1,235,137
7.95% 1/9/25	1,975,000	2,023,966
Credit Suisse Group
144A 3.091% 5/14/32 #, μ	1,300,000	984,008
144A 9.016% 11/15/33 #, μ	475,000	534,064
JPMorgan Chase & Co. 3.109% 4/22/51 μ	8,105,000	5,942,779
Morgan Stanley
2.484% 9/16/36 μ	715,000	554,743
2.802% 1/25/52 μ	7,065,000	4,867,504
6.342% 10/18/33 μ	1,275,000	1,402,839
Truist Financial 4.95% 9/1/25 μ, y	3,440,000	3,414,200
		30,478,596
Basic Industry – 1.58%
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,114,661
Packaging Corp. of America
3.05% 10/1/51	2,915,000	2,049,079
4.05% 12/15/49	2,200,000	1,838,950
Sherwin-Williams 2.90% 3/15/52	2,415,000	1,627,223
		6,629,913
Brokerage – 0.94%
Charles Schwab 5.375% 6/1/25 μ, y	1,855,000	1,849,806
Jefferies Financial Group 6.50% 1/20/43	1,985,000	2,090,474
		3,940,280

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods – 3.79%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	$1,064,533
Boeing 3.75% 2/1/50	2,220,000	1,710,505
Lockheed Martin 5.70% 11/15/54	2,735,000	3,110,337
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,182,054
Parker-Hannifin 4.00% 6/14/49	2,780,000	2,389,188
Rockwell Automation 2.80% 8/15/61	1,585,000	1,044,201
Waste Connections 2.95% 1/15/52	7,590,000	5,445,333
		15,946,151
Communications – 10.25%
Altice France 144A 5.125% 1/15/29 #	1,425,000	1,118,632
AMC Networks 4.25% 2/15/29	2,000,000	1,235,730
AT&T 3.50% 9/15/53	9,260,000	6,842,828
CCO Holdings
144A 4.75% 2/1/32 #	1,460,000	1,243,051
144A 6.375% 9/1/29 #	675,000	652,148
Cellnex Finance 144A 3.875% 7/7/41 #	1,221,000	902,731
Charter Communications Operating 3.85% 4/1/61	3,780,000	2,403,498
Comcast 2.80% 1/15/51	7,315,000	5,083,742
Crown Castle 2.90% 4/1/41	6,430,000	4,730,541
CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	1,645,294
Directv Financing 144A 5.875% 8/15/27 #	1,400,000	1,270,192
Discovery Communications 4.00% 9/15/55	3,673,000	2,531,699
Time Warner Cable 7.30% 7/1/38	2,360,000	2,534,409
T-Mobile USA 3.00% 2/15/41	7,310,000	5,459,442
Verizon Communications 2.875% 11/20/50	5,225,000	3,559,461
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,135,000	1,054,409
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	818,903
		43,086,710
Consumer Cyclical – 2.78%
ADT Security 144A 4.875% 7/15/32 #	1,365,000	1,219,744
Amazon.com 2.50% 6/3/50	5,715,000	3,877,998
Aptiv 3.10% 12/1/51	3,744,000	2,431,596
Levi Strauss & Co. 144A 3.50% 3/1/31 #	305,000	255,050
Lowe’s 2.80% 9/15/41	5,360,000	3,893,756
		11,678,144
Consumer Non-Cyclical – 9.34%
Baxter International 3.132% 12/1/51	6,225,000	4,284,776
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,117,087

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
2.70% 8/21/40	4,166,000	$3,011,448
4.78% 3/25/38	2,585,000	2,476,975
JBS USA LUX 144A 4.375% 2/2/52 #	2,580,000	1,968,991
Merck & Co. 2.75% 12/10/51	8,650,000	6,244,479
Nestle Holdings 144A 4.70% 1/15/53 #	3,965,000	4,059,954
Regeneron Pharmaceuticals 2.80% 9/15/50	6,003,000	4,022,457
Royalty Pharma 3.35% 9/2/51	8,154,000	5,500,099
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	3,168,851
US Foods 144A 4.75% 2/15/29 #	2,000,000	1,832,169
Viatris 4.00% 6/22/50	2,256,000	1,566,158
		39,253,444
Electric – 17.46%
Arizona Public Service
4.20% 8/15/48	2,720,000	2,237,788
4.25% 3/1/49	2,324,000	1,931,517
Baltimore Gas and Electric 4.55% 6/1/52	3,220,000	3,038,364
Berkshire Hathaway Energy 2.85% 5/15/51	1,048,000	742,778
Commonwealth Edison 2.75% 9/1/51	4,745,000	3,294,610
Duke Energy 5.00% 8/15/52	2,490,000	2,384,035
Duke Energy Carolinas 5.35% 1/15/53	4,640,000	4,909,140
Entergy Arkansas 3.35% 6/15/52	1,880,000	1,430,669
Entergy Texas 5.00% 9/15/52	2,065,000	2,065,211
Evergy Kansas Central 3.25% 9/1/49	1,117,000	844,835
Florida Power & Light Co. 2.875% 12/4/51	1,820,000	1,325,855
NextEra Energy Capital Holdings 3.00% 1/15/52	6,085,000	4,294,593
NSTAR Electric 4.95% 9/15/52	2,635,000	2,704,159
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,475,011
144A 4.50% 4/1/47 #	3,380,000	2,891,749
5.05% 10/1/48	2,580,000	2,378,265
Oncor Electric Delivery 4.95% 9/15/52	2,770,000	2,825,708
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	794,407
4.60% 6/15/43	5,775,000	4,690,684
4.95% 7/1/50	1,620,000	1,354,653
PacifiCorp
2.90% 6/15/52	6,055,000	4,331,518
5.35% 12/1/53	650,000	695,102

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Public Service Co. of Oklahoma 3.15% 8/15/51	1,680,000	$1,199,638
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	915,723
Southern California Edison
3.45% 2/1/52	1,700,000	1,298,032
3.65% 2/1/50	1,125,000	885,917
4.125% 3/1/48	5,220,000	4,445,889
Southwestern Electric Power 3.25% 11/1/51	3,535,000	2,507,620
Tampa Electric 3.45% 3/15/51	4,087,000	3,092,764
Union Electric 3.90% 4/1/52	4,275,000	3,692,257
Virginia Electric and Power 2.95% 11/15/51	2,420,000	1,732,866
		73,411,357
Energy – 13.12%
BP Capital Markets 4.875% 3/22/30 μ, y	2,400,000	2,248,500
BP Capital Markets America 2.939% 6/4/51	6,320,000	4,537,244
Diamondback Energy
4.25% 3/15/52	1,275,000	1,027,908
4.40% 3/24/51	5,690,000	4,728,883
Enbridge 5.75% 7/15/80 μ	1,840,000	1,745,774
Energy Transfer
5.00% 5/15/50	2,500,000	2,185,936
6.25% 4/15/49	780,000	793,518
6.50% 11/15/26 μ, y	2,197,000	2,066,015
Enterprise Products Operating
3.20% 2/15/52	3,648,000	2,616,110
3.30% 2/15/53	4,175,000	3,032,225
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,517,452	1,243,982
Kinder Morgan
3.25% 8/1/50	5,860,000	4,067,595
5.45% 8/1/52	1,405,000	1,349,888
Marathon Oil 5.20% 6/1/45	3,400,000	3,088,434
Northern Natural Gas 144A 3.40% 10/16/51 #	4,505,000	3,305,635
NuStar Logistics 6.375% 10/1/30	2,000,000	1,928,980
Shell International Finance 3.00% 11/26/51	6,620,000	4,876,393
Targa Resources 6.50% 2/15/53	3,015,000	3,147,366
Valero Energy 3.65% 12/1/51	4,270,000	3,272,311
Williams 3.50% 10/15/51	5,285,000	3,908,712
		55,171,409
Finance Companies – 1.11%
AerCap Holdings 5.875% 10/10/79 μ	260,000	249,403
AerCap Ireland Capital DAC 3.40% 10/29/33	3,945,000	3,254,713

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Air Lease 4.125% 12/15/26 μ, y	1,470,000	$1,151,745
		4,655,861
Insurance – 10.08%
Aon 2.90% 8/23/51	5,477,000	3,779,708
Arthur J Gallagher & Co. 3.50% 5/20/51	4,805,000	3,653,664
Athene Holding
3.45% 5/15/52	1,215,000	818,967
3.95% 5/25/51	945,000	695,531
Berkshire Hathaway Finance 3.85% 3/15/52	5,835,000	5,045,086
Brighthouse Financial
3.85% 12/22/51	887,000	625,121
4.70% 6/22/47	1,449,000	1,180,606
Chubb INA Holdings 2.85% 12/15/51	2,255,000	1,634,290
Elevance Health
4.55% 5/15/52	3,920,000	3,651,342
5.125% 2/15/53	2,211,000	2,225,048
6.10% 10/15/52	1,470,000	1,675,709
Global Atlantic 144A 4.70% 10/15/51 #, μ	1,980,000	1,707,306
Hartford Financial Services Group 2.90% 9/15/51	5,520,000	3,826,903
High Street Funding Trust II 144A 4.682% 2/15/48 #	3,660,000	3,139,588
MetLife 5.00% 7/15/52	4,400,000	4,469,332
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,141,000	2,813,040
Old Republic International 3.85% 6/11/51	1,565,000	1,188,842
Pacific Life Insurance 144A 4.30% 10/24/67 #, μ	289,000	235,587
		42,365,670
Natural Gas – 4.49%
Atmos Energy
2.85% 2/15/52	2,825,000	1,981,311
5.75% 10/15/52	1,340,000	1,508,720
Brooklyn Union Gas 144A 4.273% 3/15/48 #	689,000	553,564
Piedmont Natural Gas 3.64% 11/1/46	4,035,000	3,092,953
Sempra Energy
4.125% 4/1/52 μ	510,000	447,192
4.875% 10/15/25 μ, y	1,320,000	1,270,500
Southern California Gas 4.30% 1/15/49	4,500,000	3,950,557
Southwest Gas
3.80% 9/29/46	2,150,000	1,620,894
4.15% 6/1/49	2,430,000	1,909,557

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
Spire Missouri 3.30% 6/1/51	3,440,000	$2,551,989
		18,887,237
Technology – 3.30%
Alphabet 2.05% 8/15/50	8,405,000	5,386,814
Apple 2.70% 8/5/51	2,780,000	1,980,768
Broadcom 144A 3.137% 11/15/35 #	3,330,000	2,587,735
Entegris Escrow 144A 5.95% 6/15/30 #	1,300,000	1,249,989
Oracle 6.90% 11/9/52	2,285,000	2,647,055
		13,852,361
Transportation – 1.45%
Burlington Northern Santa Fe 2.875% 6/15/52	2,825,000	2,044,198
Canadian Pacific Railway 3.10% 12/2/51	2,675,000	1,975,905
DAE Funding 144A 3.375% 3/20/28 #	415,000	376,676
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,395,000	1,411,064
Seaspan 144A 5.50% 8/1/29 #	390,000	296,880
		6,104,723
Utilities – 0.59%
Essential Utilities 4.276% 5/1/49	2,876,000	2,493,775
		2,493,775
Total Corporate Bonds (cost $432,884,063)		367,955,631

Municipal Bonds – 2.06%
Commonwealth of Puerto Rico (Restructured)
Series A 2.993% 7/1/24^	22,980	21,531
Series A-1 4.00% 7/1/35	50,160	45,691
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,283,223	1,084,323
Long Island, New York Power Authority Electric System Revenue Series B 5.85% 5/1/41	3,600,000	3,854,088
Metropolitan Transportation Authority Revenue Series A-2 6.089% 11/15/40	3,205,000	3,656,200
Total Municipal Bonds (cost $8,115,620)		8,661,833

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Loan Agreements – 0.66%
Applied Systems 1st Lien 9.08% (SOFR03M + 3.50%) 9/18/26 ●	1,182,244	$1,185,199
Prime Security Services Borrower Tranche B-1 7.517% (LIBOR03M + 2.75%) 9/23/26 ●	244,017	244,200
Reynolds Group Holdings Tranche B-2 7.82% (LIBOR01M + 3.25%) 2/5/26 ●	1,341,504	1,341,504
Total Loan Agreements (cost $2,770,051)		2,770,903

US Treasury Obligations – 2.51%
US Treasury Bonds
3.00% 8/15/52	6,620,000	5,859,217
4.00% 11/15/52	4,375,000	4,679,199
Total US Treasury Obligations (cost $10,275,597)		10,538,416

	Number of
	shares
Convertible Preferred Stock – 0.89%
Bank of America 7.25% exercise price $50.00 w	1,360	1,692,112
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	682,970
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 w	1,597	1,359,047
Total Convertible Preferred Stock (cost $4,194,315)		3,734,129

Short-Term Investments – 4.90%
Money Market Mutual Funds – 4.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	5,152,840	5,152,840
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	5,152,840	5,152,840
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	5,152,840	5,152,840

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	5,152,839	$5,152,839
Total Short-Term Investments (cost $20,611,359)		20,611,359
Total Value of Securities—98.91%
(cost $480,384,928)		$415,790,839

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of Rule 144A securities was $46,809,058, which represents 11.13% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.
[y]	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
[w]	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at January 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
TD	EUR(9,734)	USD10,617	4/21/23	$(7)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Schedules of investments

Delaware Extended Duration Bond Fund

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

DAC – Designated Activity Company

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TD – TD Bank

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

January 31, 2023 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Assets:
Investments, at value*	$1,180,426,835	$415,790,839
Cash	2,196	1,516
Foreign currencies, at value Δ	10,871	5,436
Receivable for securities sold	31,772,916	2,896,902
Dividends and interest receivable	13,020,746	4,963,493
Receivable for fund shares sold	3,551,653	1,410,546
Prepaid expenses	64,369	47,067
Other assets	9,447	3,582
Total Assets	1,228,859,033	425,119,381
Liabilities:
Payable for securities purchased	13,316,433	3,131,660
Payable for fund shares redeemed	2,120,225	1,116,592
Distribution payable	1,508,446	53,105
Other accrued expenses	506,205	309,898
Investment management fees payable to affiliates	204,303	42,281
Distribution fees payable to affiliates	162,462	40,324
Administration expenses payable to affiliates	86,127	36,813
Unrealized depreciation on foreign currency exchange contracts	17	7
Total Liabilities	17,904,218	4,730,680
Total Net Assets	$1,210,954,815	$420,388,701

Net Assets Consist of:
Paid-in capital	$1,435,610,301	$528,708,194
Total distributable earnings (loss)	(224,655,486)	(108,319,493)
Total Net Assets	$1,210,954,815	$420,388,701

Statements of assets and liabilities

		Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Asset Value

Class A:
Net assets		$260,661,805	$46,799,827
Shares of beneficial interest outstanding, unlimited authorization, no par		16,716,511	3,109,163
Net asset value per share		$15.59	$15.05
Sales charge		4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)		$16.32	$15.76

Class C:
Net assets		$13,334,289	$4,491,907
Shares of beneficial interest outstanding, unlimited authorization, no par		854,998	298,668
Net asset value per share		$15.60	$15.04

Class R:
Net assets		$8,286,570	$5,416,553
Shares of beneficial interest outstanding, unlimited authorization, no par		530,968	359,184
Net asset value per share		$15.61	$15.08

Institutional Class:
Net assets		$917,559,422	$352,651,614
Shares of beneficial interest outstanding, unlimited authorization, no par		58,847,570	23,476,865
Net asset value per share		$15.59	$15.02

Class R6:
Net assets		$11,112,729	$11,028,800
Shares of beneficial interest outstanding, unlimited authorization, no par		713,166	733,576
Net asset value per share		$15.58	$15.03

*	Investments, at cost	$1,266,797,114	$480,384,928
Δ	Foreign currencies, at cost	10,645	5,322

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended January 31, 2023 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Investment Income:
Interest	$25,949,265	$9,545,248
Dividends	903,716	317,803
	26,852,981	9,863,051
Expenses:
Management fees	2,873,112	1,093,158
Distribution expenses — Class A	331,194	69,707
Distribution expenses — Class C	70,058	23,044
Distribution expenses — Class R	22,798	13,056
Dividend disbursing and transfer agent fees and expenses	644,773	240,862
Accounting and administration expenses	108,306	51,182
Reports and statements to shareholders expenses	67,749	26,514
Registration fees	62,543	45,415
Legal fees	52,265	22,678
Trustees’ fees and expenses	27,458	10,718
Custodian fees	23,020	10,035
Audit and tax fees	22,781	22,781
Other	71,089	35,761
	4,377,146	1,664,911
Less expenses waived	(562,981)	(430,860)
Less expenses paid indirectly	(162)	(23)
Total operating expenses	3,814,003	1,234,028
Net Investment Income (Loss)	23,038,978	8,629,023

Statements of operations

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(64,798,279)	$(28,922,755)
Foreign currencies	176,002	58,644
Foreign currency exchange contracts	(161,179)	(53,749)
Futures contracts	22,152	7,049
Options purchased	(630)	(205)
Options written	12,950	4,345
Net realized gain (loss)	(64,748,984)	(28,906,671)

Net change in unrealized appreciation (depreciation) on:
Investments	28,087,414	9,542,873
Foreign currencies	226	114
Foreign currency exchange contracts	(17)	(7)
Options written	(3,872)	(1,383)
Net change in unrealized appreciation (depreciation)	28,083,751	9,541,597
Net Realized and Unrealized Gain (Loss)	(36,665,233)	(19,365,074)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,626,255)	$(10,736,051)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/23 (Unaudited)	Year ended 7/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$23,038,978	$35,429,187
Net realized gain (loss)	(64,748,984)	(50,406,272)
Net change in unrealized appreciation (depreciation)	28,083,751	(179,532,012)
Net increase (decrease) in net assets resulting from operations	(13,626,255)	(194,509,097)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,895,415)	(16,079,147)
Class C	(205,899)	(858,429)
Class R	(157,035)	(492,487)
Institutional Class	(17,622,851)	(45,575,390)
Class R6	(217,455)	(529,812)
	(23,098,655)	(63,535,265)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,692,641	31,818,415
Class C	1,522,364	2,590,744
Class R	995,629	1,803,944
Institutional Class	279,823,722	540,621,303
Class R6	1,205,103	4,583,181

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,529,077	15,010,949
Class C	183,909	766,552
Class R	155,532	491,081
Institutional Class	9,237,844	29,700,204
Class R6	144,760	428,765
	314,490,581	627,815,138

Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/23 (Unaudited)	Year ended 7/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(38,740,550)	$(104,971,738)
Class C	(3,876,443)	(11,422,953)
Class R	(2,012,207)	(3,438,764)
Institutional Class	(301,413,777)	(467,733,349)
Class R6	(2,105,926)	(1,514,701)
	(348,148,903)	(589,081,505)
Increase (decrease) in net assets derived from capital share transactions	(33,658,322)	38,733,633
Net Decrease in Net Assets	(70,383,232)	(219,310,729)

Net Assets:
Beginning of period	1,281,338,047	1,500,648,776
End of period	$1,210,954,815	$1,281,338,047

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/23 (Unaudited)	Year ended 7/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$8,629,023	$16,583,393
Net realized gain (loss)	(28,906,671)	(5,836,806)
Net change in unrealized appreciation (depreciation)	9,541,597	(120,731,674)
Net increase (decrease) in net assets resulting from operations	(10,736,051)	(109,985,087)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,127,717)	(6,861,085)
Class C	(75,926)	(533,847)
Class R	(99,270)	(558,490)
Institutional Class	(6,899,144)	(30,946,647)
Class R6	(237,218)	(1,338,802)
	(8,439,275)	(40,238,871)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,972,718	8,345,796
Class C	349,687	427,503
Class R	736,858	1,038,551
Institutional Class	74,082,115	111,528,548
Class R6	184,136	5,415,600

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,086,057	6,742,603
Class C	74,204	527,072
Class R	99,260	558,211
Institutional Class	6,426,960	29,697,854
Class R6	237,427	1,338,417
	86,249,422	165,620,155

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/23 (Unaudited)	Year ended 7/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,418,132)	$(21,978,244)
Class C	(964,934)	(2,642,980)
Class R	(643,315)	(2,616,360)
Institutional Class	(45,554,161)	(97,645,636)
Class R6	(493,886)	(51,208,958)
	(68,074,428)	(176,092,178)
Increase (decrease) in net assets derived from capital share transactions	18,174,994	(10,472,023)
Net Decrease in Net Assets	(1,000,332)	(160,695,981)

Net Assets:
Beginning of period	421,389,033	582,085,014
End of period	$420,388,701	$421,389,033

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$16.01	$19.47	$19.62	$17.91	$16.83	$17.70

0.28	0.45	0.45	0.51	0.63	0.57
(0.45)	(3.10)	0.03	1.74	1.11	(0.81)
(0.17)	(2.65)	0.48	2.25	1.74	(0.24)

(0.25)	(0.51)	(0.51)	(0.54)	(0.66)	(0.63)
—	(0.30)	(0.12)	—	—	—
(0.25)	(0.81)	(0.63)	(0.54)	(0.66)	(0.63)

$15.59	$16.01	$19.47	$19.62	$17.91	$16.83

(0.89)%	(13.91)%	2.47%	12.90%	10.65%	(1.44)%

$260,662	$285,977	$412,495	$199,500	$168,910	$200,600
0.82%	0.82%	0.82%	0.82%	0.82%	0.88%
0.91%	0.91%	0.91%	0.91%	0.92%	0.92%
3.68%	2.49%	2.31%	2.71%	3.68%	3.26%
3.59%	2.40%	2.22%	2.62%	3.58%	3.22%
48%	109%	123%	172%	173%	158%

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$16.01	$19.47	$19.62	$17.91	$16.83	$17.70

0.23	0.30	0.30	0.36	0.51	0.42
(0.44)	(3.07)	0.03	1.77	1.11	(0.81)
(0.21)	(2.77)	0.33	2.13	1.62	(0.39)

(0.20)	(0.39)	(0.36)	(0.42)	(0.54)	(0.48)
—	(0.30)	(0.12)	—	—	—
(0.20)	(0.69)	(0.48)	(0.42)	(0.54)	(0.48)

$15.60	$16.01	$19.47	$19.62	$17.91	$16.83

(1.19)%	(14.55)%	1.70%	12.05%	9.83%	(2.18)%

$13,334	$15,995	$28,365	$48,283	$68,277	$88,274
1.57%	1.57%	1.57%	1.57%	1.57%	1.63%
1.66%	1.66%	1.66%	1.66%	1.67%	1.67%
2.93%	1.74%	1.56%	1.96%	2.93%	2.51%
2.84%	1.65%	1.47%	1.87%	2.83%	2.47%
48%	109%	123%	172%	173%	158%

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$16.02	$19.50	$19.62	$17.94	$16.86	$17.70

0.26	0.39	0.39	0.45	0.57	0.51
(0.44)	(3.09)	0.06	1.74	1.14	(0.78)
(0.18)	(2.70)	0.45	2.19	1.71	(0.27)

(0.23)	(0.48)	(0.45)	(0.51)	(0.63)	(0.57)
—	(0.30)	(0.12)	—	—	—
(0.23)	(0.78)	(0.57)	(0.51)	(0.63)	(0.57)

$15.61	$16.02	$19.50	$19.62	$17.94	$16.86

(0.89)%	(14.26)%	2.37%	12.43%	10.36%	(1.51)%

$8,287	$9,419	$12,760	$14,107	$17,517	$19,512
1.07%	1.07%	1.07%	1.07%	1.07%	1.13%
1.16%	1.16%	1.16%	1.16%	1.17%	1.17%
3.43%	2.24%	2.06%	2.46%	3.43%	3.01%
3.34%	2.15%	1.97%	2.37%	3.33%	2.97%
48%	109%	123%	172%	173%	158%

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$16.01	$19.47	$19.62	$17.91	$16.83	$17.70

0.30	0.48	0.48	0.54	0.66	0.60
(0.46)	(3.07)	0.06	1.77	1.11	(0.81)
(0.16)	(2.59)	0.54	2.31	1.77	(0.21)

(0.26)	(0.57)	(0.57)	(0.60)	(0.69)	(0.66)
—	(0.30)	(0.12)	—	—	—
(0.26)	(0.87)	(0.69)	(0.60)	(0.69)	(0.66)

$15.59	$16.01	$19.47	$19.62	$17.91	$16.83

(0.77)%	(13.69)%	2.72%	13.18%	10.93%	(1.20)%

$917,559	$957,741	$1,036,266	$903,456	$730,173	$860,359
0.57%	0.57%	0.57%	0.57%	0.57%	0.63%
0.66%	0.66%	0.66%	0.66%	0.67%	0.67%
3.93%	2.74%	2.56%	2.96%	3.93%	3.51%
3.84%	2.65%	2.47%	2.87%	3.83%	3.47%
48%	109%	123%	172%	173%	158%

Financial highlights

Delaware Corporate Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[3]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	Calculated using average shares outstanding.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[2,3]	Year ended			1/31/19[1] to
(Unaudited)	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$16.00	$19.47	$19.59	$17.91	$16.77

0.31	0.51	0.51	0.57	0.33
(0.46)	(3.11)	0.06	1.74	1.17
(0.15)	(2.60)	0.57	2.31	1.50

(0.27)	(0.57)	(0.57)	(0.63)	(0.36)
—	(0.30)	(0.12)	—	—
(0.27)	(0.87)	(0.69)	(0.63)	(0.36)

$15.58	$16.00	$19.47	$19.59	$17.91

(0.60)%	(13.78)%	2.97%	13.12%	8.98%

$11,113	$12,206	$10,763	$4,058	$2
0.48%	0.48%	0.48%	0.48%	0.48%
0.57%	0.57%	0.57%	0.57%	0.58%
4.02%	2.83%	2.65%	3.05%	4.01%
3.93%	2.74%	2.56%	2.96%	3.91%
48%	109%	123%	172%	173%[7]

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$15.81	$21.36	$23.19	$20.52	$18.84	$19.86

0.30	0.57	0.60	0.66	0.72	0.69
(0.80)	(4.62)	(0.36)	3.15	1.68	(1.02)
(0.50)	(4.05)	0.24	3.81	2.40	(0.33)

(0.26)	(0.60)	(0.63)	(0.69)	(0.72)	(0.69)
—	(0.90)	(1.44)	(0.45)	—	—
—	— [4]	—	—	—	—
(0.26)	(1.50)	(2.07)	(1.14)	(0.72)	(0.69)

$15.05	$15.81	$21.36	$23.19	$20.52	$18.84

(2.87)%	(20.07)%	1.24%	19.19%	13.17%	(1.64)%

$46,800	$66,508	$99,512	$130,678	$125,213	$150,397
0.82%	0.82%	0.82%	0.82%	0.82%	0.87%
1.04%	1.01%	0.99%	0.98%	0.98%	0.98%
4.14%	3.09%	2.85%	3.16%	3.78%	3.52%
3.92%	2.90%	2.68%	3.00%	3.62%	3.41%
29%	76%	85%	108%	133%	147%

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$15.80	$21.36	$23.16	$20.49	$18.81	$19.83

0.25	0.45	0.45	0.51	0.57	0.54
(0.80)	(4.66)	(0.33)	3.15	1.68	(0.99)
(0.55)	(4.21)	0.12	3.66	2.25	(0.45)

(0.21)	(0.45)	(0.48)	(0.54)	(0.57)	(0.57)
—	(0.90)	(1.44)	(0.45)	—	—
—	— [4]	—	—	—	—
(0.21)	(1.35)	(1.92)	(0.99)	(0.57)	(0.57)

$15.04	$15.80	$21.36	$23.16	$20.49	$18.81

(3.29)%	(20.66)%	0.62%	18.32%	12.34%	(2.39)%

$4,492	$5,319	$9,171	$13,859	$14,748	$17,612
1.57%	1.57%	1.57%	1.57%	1.57%	1.62%
1.79%	1.76%	1.74%	1.73%	1.73%	1.73%
3.39%	2.34%	2.10%	2.41%	3.03%	2.77%
3.17%	2.15%	1.93%	2.25%	2.87%	2.66%
29%	76%	85%	108%	133%	147%

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$15.84	$21.42	$23.22	$20.55	$18.87	$19.89

0.29	0.54	0.54	0.63	0.66	0.63
(0.81)	(4.68)	(0.30)	3.12	1.71	(0.99)
(0.52)	(4.14)	0.24	3.75	2.37	(0.36)

(0.24)	(0.54)	(0.60)	(0.63)	(0.69)	(0.66)
—	(0.90)	(1.44)	(0.45)	—	—
—	— [4]	—	—	—	—
(0.24)	(1.44)	(2.04)	(1.08)	(0.69)	(0.66)

$15.08	$15.84	$21.42	$23.22	$20.55	$18.87

(2.98)%	(20.35)%	1.13%	18.87%	12.87%	(1.88)%
$5,416	$5,489	$8,631	$12,065	$11,984	$15,389
1.07%	1.07%	1.07%	1.07%	1.07%	1.12%
1.29%	1.26%	1.24%	1.23%	1.23%	1.23%
3.89%	2.84%	2.60%	2.91%	3.53%	3.27%
3.67%	2.65%	2.43%	2.75%	3.37%	3.16%
29%	76%	85%	108%	133%	147%

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$15.78	$21.33	$23.13	$20.46	$18.81	$19.83

0.32	0.60	0.66	0.72	0.75	0.75
(0.81)	(4.62)	(0.33)	3.15	1.68	(1.02)
(0.49)	(4.02)	0.33	3.87	2.43	(0.27)

(0.27)	(0.63)	(0.69)	(0.75)	(0.78)	(0.75)
—	(0.90)	(1.44)	(0.45)	—	—
—	— [4]	—	—	—	—
(0.27)	(1.53)	(2.13)	(1.20)	(0.78)	(0.75)

$15.02	$15.78	$21.33	$23.13	$20.46	$18.81

(2.76)%	(19.90)%	1.63%	19.54%	13.30%	(1.40)%

$352,652	$332,410	$404,838	$377,316	$444,635	$433,957
0.57%	0.57%	0.57%	0.57%	0.57%	0.62%
0.79%	0.76%	0.74%	0.73%	0.73%	0.73%
4.39%	3.34%	3.10%	3.41%	4.03%	3.77%
4.17%	3.15%	2.93%	3.25%	3.87%	3.66%
29%	76%	85%	108%	133%	147%

Financial highlights

Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information have been restated to reflect the reverse stock split.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/23[1,2]	Year ended
(Unaudited)	7/31/22[1]	7/31/21[1]	7/31/20[1]	7/31/19[1]	7/31/18[1]
$15.79	$21.33	$23.16	$20.49	$18.81	$19.83

0.33	0.69	0.69	0.75	0.78	0.75
(0.81)	(4.67)	(0.36)	3.12	1.68	(0.99)
(0.48)	(3.98)	0.33	3.87	2.46	(0.24)

(0.28)	(0.66)	(0.72)	(0.75)	(0.78)	(0.78)
—	(0.90)	(1.44)	(0.45)	—	—
—	— [4]	—	—	—	—
(0.28)	(1.56)	(2.16)	(1.20)	(0.78)	(0.78)

$15.03	$15.79	$21.33	$23.16	$20.49	$18.81

(2.65)%	(19.83)%	1.58%	19.61%	13.56%	(1.32)%

$11,029	$11,663	$59,933	$57,108	$44,970	$48,373
0.48%	0.48%	0.48%	0.49%	0.49%	0.54%
0.68%	0.66%	0.65%	0.63%	0.64%	0.65%
4.49%	3.43%	3.19%	3.49%	4.11%	3.85%
4.29%	3.25%	3.02%	3.35%	3.96%	3.74%
29%	76%	85%	108%	133%	147%

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund	January 31, 2023 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs are valued at their published net asset value (NAV). Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Funds’ Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended January 31, 2023, and for all open tax years (years ended July 31, 2020–July 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended January 31, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Each Fund generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. Each Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. Each Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment advisors, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares for each Fund and 0.48% of average

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

daily net assets of Class R6 shares for Delaware Corporate Bond Fund and 0.47% of average daily net assets of Class R6 shares for Delaware Extended Duration Bond Fund. The expense waivers were in effect from August 1, 2022 through January 31, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Funds, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2023, each Fund paid these services as follows:

Fund	Fees
Delaware Corporate Bond Fund	$25,092
Delaware Extended Duration Bond Fund	11,889

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Corporate Bond Fund	$220,997
Delaware Extended Duration Bond Fund	185,438

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended January 31, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Corporate Bond Fund	$16,044
Delaware Extended Duration Bond Fund	16,671

For the six months ended January 31, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Corporate Bond Fund	$1,876
Delaware Extended Duration Bond Fund	757

For the six months ended January 31, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Corporate Bond Fund	$—	$756
Delaware Extended Duration Bond Fund	49	162

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from November 26, 2021 through November 28, 2023. Prior to November 28, 2022, Delaware Extended Duration Bond Fund Class R6 shares was 0.48%.

3. Investments

For the six months ended January 31, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Corporate Bond Fund	$484,852,265	$53,824,673	$558,210,109	$50,224,898
Delaware Extended Duration Bond Fund	94,709,610	17,164,365	101,180,842	6,747,257

At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Corporate Bond Fund	$1,266,797,114	$14,100,098	$(100,470,394)	$(86,370,296)
Delaware Extended Duration Bond Fund	480,384,928	4,377,752	(68,971,848)	(64,594,096)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

3. Investments (continued)

Level 3 −	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of January 31, 2023:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bonds	$—	$7,659,449	$7,659,449
Convertible Preferred Stock	3,430,688	—	3,430,688
Corporate Bonds	—	1,054,556,313	1,054,556,313
Loan Agreements	—	32,869,989	32,869,989
Municipal Bonds	—	3,185,869	3,185,869
US Treasury Obligations	—	17,651,618	17,651,618
Short-Term Investments	61,072,909	—	61,072,909
Total Value of Securities	$64,503,597	$1,115,923,238	$1,180,426,835

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(17)	$(17)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bonds	$—	$1,518,568	$1,518,568
Convertible Preferred Stock	3,734,129	—	3,734,129
Corporate Bonds	—	367,955,631	367,955,631
Loan Agreements	—	2,770,903	2,770,903

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$8,661,833	$8,661,833
US Treasury Obligations	—	10,538,416	10,538,416
Short-Term Investments	20,611,359	—	20,611,359
Total Value of Securities	$24,345,488	$391,445,351	$415,790,839

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(7)	$(7)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to each Fund’s net assets. During the six months ended January 31, 2023, there were no Level 3 investments.

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Six months ended	Year ended	Six months ended	Year ended
	1/31/23	7/31/22	1/31/23	7/31/22
Shares sold:
Class A	1,567,743	5,443,132	255,449	1,337,245
Class C	135,030	433,994	30,059	67,345
Class R	136,780	299,973	57,570	172,780
Institutional Class	23,274,903	95,679,484	7,116,011	18,352,336
Class R6	100,810	820,125	18,748	965,481

Shares issued upon reinvestment of dividends and distributions:
Class A	394,192	2,511,328	102,003	1,053,227
Class C	16,061	127,460	6,860	81,859
Class R	13,459	82,052	8,990	86,807
Institutional Class	801,163	4,971,110	587,501	4,674,917
Class R6	12,841	72,244	21,775	204,748
	26,452,982	110,440,902	8,204,966	26,996,745
Shares from reverse stock split:[1]
Class A	(35,195,263)	(35,731,587)	(8,214,119)	(8,412,476)
Class C	(1,915,226)	(1,998,191)	(663,736)	(673,298)
Class R	(1,208,451)	(1,175,918)	(679,504)	(693,064)
Institutional Class	(120,376,929)	(119,672,963)	(42,864,097)	(42,132,746)
Class R6	(1,526,017)	(1,526,117)	(1,473,736)	(1,477,058)

Shares redeemed:
Class A	(3,647,541)	(17,912,950)	(1,652,884)	(3,742,384)
Class C	(378,153)	(1,934,051)	(84,462)	(427,734)
Class R	(174,697)	(582,527)	(67,468)	(429,594)
Institutional Class	(24,361,012)	(80,802,301)	(4,561,669)	(16,774,383)
Class R6	(163,644)	(262,597)	(48,798)	(7,378,161)
	(188,946,933)	(261,599,202)	(60,310,473)	(82,140,898)
Net increase (decrease)	(162,493,951)	151,158,300	(52,105,507)	(55,144,153)

[1]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The capital shares information have been restated to reflect the reverse stock split.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2023 and the year ended July 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Corporate Bond Fund
Six months ended
1/31/23	16,602	5,088	2,173	6,749	17,122	$242,625
Year ended
7/31/22	181,426	17,672	—	17,688	181,435	1,263,189
Delaware Extended Duration Bond Fund
Six months ended
1/31/23	5,097	1,708	915	2,623	5,108	97,313
Year ended
7/31/22	—	3,347	—	3,349	—	22,273

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of January 31, 2023, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

6. Derivatives (continued)

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover each Fund’s exposure to the counterparty.

During the six months ended January 31, 2023, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

During the six months ended January 31, 2023, the Funds experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were open at January 31, 2023.

During the six months ended January 31, 2023, Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund used futures contracts to hedge currency risks associated with the Fund’s investments.

During the six months ended January 31, 2023, Delaware Extended Duration Bond Fund experienced net realized and unrealized gain or loss attributable to their use of futures contracts, which is disclosed as “Net realized gain (loss) on futures contracts” on the “Statements of operations.”

Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were open at January 31, 2023.

During the six months ended January 31, 2023, each Fund used options contracts to receive premiums for writing options, to manage the Fund’s exposure to changes in securities prices

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

6. Derivatives (continued)

caused by interest rates or market conditions and selling put options to purchase the underlying security for the Fund at a price lower than the current market value of the security.

The effect of derivative instruments on the “Statements of operations” for the period ended January 31, 2023 was as follows:

	Delaware Corporate Bond Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency contracts	$(161,179)	$—	$—	$—	$(161,179)
Interest rate contracts	—	22,152	—	—	22,152
Credit contracts	—	—	(630)	12,950	12,320
Total	$(161,179)	$22,152	$(630)	$12,950	$(126,707)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign
	Currency
	Exchange	Options
	Contracts	Written	Total
Currency contracts	$(17)	$—	$(17)
Credit contracts	—	(3,872)	(3,872)
Total	$(17)	$(3,872)	$(3,889)

	Delaware Extended Duration Bond Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency contracts	$(53,749)	$—	$—	$—	$(53,749)
Interest rate contracts	—	7,049	—	—	7,049
Credit contracts	—		(205)	4,345	4,140
Total	$(53,749)	$7,049	$(205)	$4,345	$(42,560)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Options Written	Total
Currency contracts	$(7)	$—	$(7)
Credit contracts	—	(1,383)	(1,383)
Total	$(7)	$(1,383)	$(1,390)

The table below summarizes the average daily balance of derivative holdings by each Fund during the six months ended January 31, 2023:

	Long Derivative Volume
	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Options contracts (average notional value)*	5,789	1,884

	Short Derivative Volume
	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Foreign currency exchange contracts (average notional value)	$879,719	$293,430
Futures contracts (average notional value)	818,307	260,370
Options contracts (average notional value)*	5,500	1,790

*	Long represents purchased options and short represents written options.

7. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

7. Offsetting (continued)

Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At January 31, 2023, each Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Corporate Bond Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
TD Bank	$—	$(17)	$(17)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
TD Bank	$(17)	$—	$—	$—	$—	$(17)

Delaware Extended Duration Bond Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
TD Bank	$—	$(7)	$(7)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
TD Bank	$(7)	$—	$—	$—	$—	$(7)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

8. Securities Lending (continued)

During the six months ended January 31, 2023, each Fund had no securities out on loan.

9. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Service LLC, lower than Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

Notes to financial statements

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2023, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC”); and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL” and together with MIMGL and MIMAK, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022 (continued)

and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that DMC had stated that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile and for the 3-, 5- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board noted that the Fund was performing in line with its Performance Universe and benchmark during the periods under review.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and

Delaware Extended Duration Bond Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022 (continued)

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex, including the current breakpoints. The Board noted that, as of March 31, 2022, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund Delaware Floating Rate Fund January 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2022 to January 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

Delaware Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Annualized Expense Ratio	Expenses Paid During Period 8/1/22 to 1/31/23*
Actual Fund return †
Class A	$1,000.00	$1,040.10	0.88%	$4.53
Class C	1,000.00	1,036.20	1.63%	8.37
Class R	1,000.00	1,040.10	1.13%	5.81
Institutional Class	1,000.00	1,041.40	0.63%	3.24
Class R6	1,000.00	1,043.00	0.56%	2.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.77	0.88%	$4.48
Class C	1,000.00	1,016.99	1.63%	8.29
Class R	1,000.00	1,019.51	1.13%	5.75
Institutional Class	1,000.00	1,022.03	0.63%	3.21
Class R6	1,000.00	1,022.38	0.56%	2.85

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations

Delaware Floating Rate Fund	As of January 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Collateralized Debt Obligations	0.75%
Convertible Bonds	0.11%
Corporate Bonds	6.24%
Banking	0.64%
Capital Goods	0.71%
Communications	0.83%
Consumer Discretionary	0.22%
Consumer Staples	0.22%
Energy	0.55%
Financial Services	0.18%
Healthcare	0.72%
Insurance	0.17%
Leisure	0.49%
Materials	0.83%
Technology	0.28%
Transportation	0.10%
Utilities	0.30%
Municipal Bonds	0.07%
Loan Agreements	88.14%
Common Stock	0.03%
Exchange-Traded Fund	1.62%
Short-Term Investments	3.99%
Total Value of Securities	100.95%
Liabilities Net of Receivables and Other Assets	(0.95)%
Total Net Assets	100.00%

3

Schedule of investments

Delaware Floating Rate Fund	January 31, 2023 (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations – 0.75%
Madison Park Funding LX Series 2022-60A A1 144A 6.819% (TSFR03M + 2.20%, Floor 2.20%) 10/25/35 #, ●	5,000,000	$5,020,250
Total Collateralized Debt Obligations (cost $5,000,000)		5,020,250

Convertible Bonds – 0.11%
New Cotai 5.00% exercise price $100.00, maturity date 2/2/27 =	222,415	584,509
Spirit Airlines 1.00% exercise price $43.36, maturity date 5/15/26	219,000	180,347
Total Convertible Bonds (cost $403,908)		764,856

Corporate Bonds – 6.24%
Banking – 0.64%
Bank of America 4.375% 1/27/27 μ, y	1,000,000	910,100
Barclays 6.125% 12/15/25 μ, y	200,000	191,248
Credit Suisse 7.95% 1/9/25	2,000,000	2,049,586
Deutsche Bank 6.00% 10/30/25 μ, y	200,000	182,531
SVB Financial Group 4.10% 2/15/31 μ, y	75,000	56,062
US Bancorp 2.215% 1/27/28 μ	1,000,000	914,558
		4,304,085
Capital Goods – 0.71%
AerCap Holdings 5.875% 10/10/79 μ	150,000	143,886
Entegris Escrow
144A 4.75% 4/15/29 #	1,000,000	938,694
144A 5.95% 6/15/30 #	1,000,000	961,530
Granite US Holdings 144A 11.00% 10/1/27 #	325,000	343,811
TransDigm 144A 6.25% 3/15/26 #	1,500,000	1,501,166
United Rentals North America 3.875% 2/15/31	1,000,000	881,433
		4,770,520
Communications – 0.83%
Altice France 144A 5.50% 10/15/29 #	1,500,000	1,187,934
CCO Holdings 144A 4.50% 8/15/30 #	1,000,000	855,625
CMG Media 144A 8.875% 12/15/27 #	417,000	325,933
Directv Financing 144A 5.875% 8/15/27 #	500,000	453,640
Frontier Communications Holdings 144A 8.75% 5/15/30 #	1,000,000	1,037,745
Gray Escrow II 144A 5.375% 11/15/31 #	500,000	385,150
Sirius XM Radio 144A 3.125% 9/1/26 #	1,500,000	1,352,318
		5,598,345

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Discretionary – 0.22%
Dana Financing Luxembourg 144A 5.75% 4/15/25 #	1,500,000	$1,486,507
		1,486,507
Consumer Staples – 0.22%
Aramark Services 144A 6.375% 5/1/25 #	1,500,000	1,502,212
		1,502,212
Energy – 0.55%
Callon Petroleum 144A 7.50% 6/15/30 #	2,000,000	1,937,610
CNX Resources 144A 7.25% 3/14/27 #	17,000	16,939
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	283,177
144A 6.25% 4/15/32 #	698,000	645,048
Occidental Petroleum 4.40% 8/15/49	1,000,000	802,267
		3,685,041
Financial Services – 0.18%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	426,229
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	400,000	386,544
Ford Motor Credit 2.90% 2/16/28	500,000	430,753
		1,243,526
Healthcare – 0.72%
CHS 144A 5.25% 5/15/30 #	1,000,000	808,190
DaVita 144A 4.625% 6/1/30 #	1,000,000	843,570
Encompass Health 4.625% 4/1/31	2,000,000	1,762,621
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	101,505
Medline Borrower 144A 3.875% 4/1/29 #	500,000	428,120
Organon & Co. 144A 5.125% 4/30/31 #	320,000	289,374
Surgery Center Holdings 144A 10.00% 4/15/27 #	206,000	210,417
Tenet Healthcare 6.875% 11/15/31	409,000	377,418
		4,821,215
Insurance – 0.17%
HUB International 144A 5.625% 12/1/29 #	500,000	448,034
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	670,000	681,185
		1,129,219
Leisure – 0.49%
Carnival
144A 5.75% 3/1/27 #	20,000	16,628
144A 6.00% 5/1/29 #	525,000	415,409
144A 7.625% 3/1/26 #	1,230,000	1,120,881

5

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	2,000,000	$1,722,640
		3,275,558
Materials – 0.83%
Freeport-McMoRan 5.45% 3/15/43	200,000	194,592
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	3,000,000	3,030,000
Novelis 144A 3.25% 11/15/26 #	1,500,000	1,359,998
Sealed Air 144A 5.00% 4/15/29 #	1,000,000	960,840
		5,545,430
Technology – 0.28%
Boxer Parent 144A 9.125% 3/1/26 #	165,000	157,098
CDW 3.569% 12/1/31	2,000,000	1,720,370
		1,877,468
Transportation – 0.10%
Delta Air Lines
144A 7.00% 5/1/25 #	527,000	542,586
7.375% 1/15/26	138,000	143,817
		686,403
Utilities – 0.30%
Calpine 144A 5.25% 6/1/26 #	1,500,000	1,452,614
Targa Resources Partners 4.00% 1/15/32	25,000	21,863
Vistra 144A 7.00% 12/15/26 #, μ, y	550,000	514,984
		1,989,461
Total Corporate Bonds (cost $44,255,406)		41,914,990

Municipal Bonds – 0.07%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	519,729	439,171
Total Municipal Bonds (cost $492,603)		439,171

Loan Agreements – 88.14%
Acrisure 1st Lien 8.82% (LIBOR01M + 4.25%) 2/15/27 ●	816,750	797,352
Acrisure Tranche B 8.07% (LIBOR01M + 3.50%) 2/15/27 ●	1,085,375	1,049,875
Advantage Sales & Marketing Tranche B-1 9.288% (LIBOR03M + 4.50%) 10/28/27 ●	2,122,292	1,777,951
Air Canada 8.13% (LIBOR03M + 3.50%) 8/11/28 ●	6,625,478	6,643,698

6

	Principal amount°	Value (US $)
Loan Agreements (continued)
Amentum Government Services Holdings Tranche 38.124% (SOFR06M + 4.00%) 2/15/29 ●	2,586,327	$2,566,929
American Airlines 9.558% (LIBOR03M + 4.75%) 4/20/28 ●	3,500,000	3,601,111
American Axle & Manufacturing 8.033% (SOFR01M + 3.60%) 12/13/29 ●	2,943,000	2,948,518
AmWINS Group 6.82% (LIBOR01M + 2.25%) 2/19/28 ●	6,266,160	6,238,746
Amynta Agency Borrower 9.399% (SOFR01M + 5.00%)Tranche B 2/28/25 ●	1,700,000	1,687,250
Amynta Agency Borrower Tranche B 1st Lien 9.07% (LIBOR01M + 4.50%) 2/28/25 ●	4,961,048	4,936,243
Applied Systems 2nd Lien 11.33% (SOFR03M + 6.75%) 9/17/27 ●	12,011,557	12,046,594
Asplundh Tree Expert 6.227% (LIBOR01M + 1.75%) 9/7/27 ●	2,357,530	2,359,425
AssuredPartners
7.977% (LIBOR01M + 3.50%) 2/12/27 ●	1,235,607	1,225,789
8.07% (LIBOR01M + 3.50%) 2/12/27 ●	5,598,724	5,546,236
8.811% (SOFR01M + 4.25%) 2/12/27 ●	977,550	979,383
Avantor Funding Tranche B-5 6.82% (LIBOR01M + 2.25%) 11/8/27 ●	1,442,147	1,443,612
Axalta Coating Systems Dutch Holding B B.V. 7.506% (SOFR03M + 3.00%) 12/20/29 ●	3,925,000	3,944,625
Bausch & Lomb 7.842% (SOFR03M + 3.35%) 5/10/27 ●	10,945,000	10,667,960
Bausch Health 9.828% (SOFR01M + 5.35%) 2/1/27 ●	4,607,615	3,562,672
Berry Global Tranche Z 6.152% (LIBOR01M + 1.75%) 7/1/26 ●	4,927,333	4,924,692
BMC Software 8.32% (LIBOR01M + 3.75%) 10/2/25 ●	4,448,196	4,375,406
BMC Software 2nd Lien 10.07% (LIBOR01M + 5.50%) 2/27/26 ●	2,725,210	2,582,136
Caesars Entertainment TBD 7.78% 1/20/30 X	3,925,000	3,926,841
Caesars Resort Collection Tranche B-1 8.07% (LIBOR01M + 3.50%) 7/21/25 ●	819,784	820,680
Calpine
6.57% (LIBOR01M + 2.00%) 4/5/26 ●	6,712,563	6,706,038
7.07% (LIBOR01M + 2.50%) 12/16/27 ●	3,473,418	3,473,598
Camelot US Acquisition l
7.517% (LIBOR01M + 3.00%) 10/30/26 ●	785,329	785,329
7.517% (LIBOR01M + 3.00%) 10/30/26 ●	943,345	943,008
Carnival Tranche B
7.57% (LIBOR03M + 3.00%) 6/30/25 ●	2,154,548	2,126,000
7.634% (LIBOR01M + 3.25%) 10/18/28 ●	11,134,289	10,893,042
Castlelake Aviation One Designated Activity 7.519%
(LIBOR03M + 2.75%) 10/22/26 ●	8,031,005	8,045,437

7

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Charter Communications Operating Tranche B-2 6.32% (LIBOR01M + 1.75%) 2/1/27 ●	10,419,231	$10,396,736
Charter Communications Operating Tranche B-1 6.32% (LIBOR01M + 1.75%) 4/30/25 ●	1,984,334	1,984,221
Clydesdale Acquisition Holdings Tranche B 8.836% (SOFR01M + 4.17%) 4/13/29 ●	9,007,219	8,862,581
CNT Holdings I 2nd Lien 11.32% (SOFR03M + 6.75%) 11/6/28 ●	3,720,000	3,611,499
Connect US Finco 8.07% (LIBOR01M + 3.50%) 12/11/26 ●	6,401,421	6,359,414
Consolidated Communications Tranche B-1 8.063% (LIBOR01M + 3.50%) 10/2/27 ●	2,545,820	2,302,058
Coral US -Borrower TBD 7.506% 10/15/29 X	3,435,000	3,417,111
Core & Main Tranche B-1 7.146% (LIBOR01M + 2.50%) 7/27/28 ●	3,923,195	3,921,355
CP Atlas Buyer Tranche B 8.07% (LIBOR01M + 3.50%) 11/23/27 ●	4,504,271	4,047,276
CSC Holdings (SOFR01M + 4.50%) 1/17/28 ●	835,518	794,091
Cumulus Media New Holdings 8.575% (LIBOR01M + 3.75%) 3/31/26 ●	4,947,545	4,753,354
Delta Air Lines 8.558% (LIBOR03M + 3.75%) 10/20/27 ●	7,600,000	7,871,806
Directv Financing 9.57% (LIBOR01M + 5.00%) 8/2/27 ●	6,844,437	6,743,906
Electron Bidco 7.57% (LIBOR01M + 3.00%) 11/1/28 ●	6,451,250	6,427,729
Endo Luxembourg Finance I 13.50% (LIBOR03M + 6.00%) 3/27/28 ●	4,239,268	3,455,762
Ensemble RCM 8.426% (SOFR03M + 3.75%) 8/3/26 ●	1,797,835	1,800,644
Entergis Tranche B 7.576% (SOFR03M + 3.00%) 7/6/29 ●	10,500,000	10,553,319
Epicor Software 2nd Lien 12.32% (LIBOR01M + 7.75%) 7/31/28 ●	10,905,000	10,912,786
Form Technologies 1st Lien 13.699% (LIBOR03M +9.00%) 10/22/25 ●	5,535,990	4,484,152
Form Technologies Tranche B 9.199% (LIBOR03M + 4.50%) 7/22/25 ●	8,824,410	8,008,152
Frontier Communications Tranche B 8.50% (LIBOR03M + 3.75%) 5/1/28 ●	8,967,375	8,816,050
Gates Global 7.942% (SOFR01M + 3.50%) 11/16/29 ●	1,960,087	1,965,339
Gates Global Tranche B-3 6.977% (LIBOR01M + 2.50%) 3/31/27 ●	2,733,120	2,730,343
Guardian US Holdco Tranche B10/10/24 ●	329,393	311,482
Guardian US Holdco TBD 8.482% 1/31/30 X	8,340,000	8,287,875
Hamilton Projects Acquiror 9.23% (LIBOR03M + 4.50%) 6/17/27 ●	5,715,173	5,721,128
Heartland Dental 9.561% (SOFR01M + 5.00%) 4/30/25 ●	2,487,500	2,400,438

8

	Principal amount°	Value (US $)
Loan Agreements (continued)
Hexion Holdings 1st Lien 8.934% (SOFR03M + 4.65%) 3/15/29 ●	3,233,750	$2,930,586
Hexion Holdings 2nd Lien 12.049% (SOFR01M + 7.54%) 3/15/30 ●	5,500,000	4,592,500
HUB International
7.817% (LIBOR03M + 3.00%) 4/25/25 ●	275,075	275,118
8.22% (SOFR03M + 4.00%) 11/10/29 ●	1,965,000	1,966,843
HUB International Tranche B-3 8.058% (LIBOR03M + 3.25%) 4/25/25 ●	4,557,370	4,560,218
Hunter Douglas Tranche B-1 7.859% (SOFR03M + 3.50%) 2/26/29 ●	2,910,866	2,685,274
Ineos Finance PLC TBD 8.318% 11/8/27 X	2,950,000	2,951,316
Ineos US Petrochem Tranche B 7.32% (LIBOR01M + 2.75%) 1/29/26 ●	1,354,375	1,353,952
Informatica 7.375% (LIBOR01M + 2.75%) 10/27/28 ●	1,096,712	1,096,370
Iris Holding 9.526% (SOFR03M + 4.75%) 6/28/28 ●	9,790,462	8,854,250
Jazz Financing 8.07% (LIBOR01M + 3.50%) 5/5/28 ●	3,053,332	3,053,879
Jones DesLauriers Insurance Management 1st Lien 9.041% (CDOR03M + 4.25%) 3/27/28 ●	1,935,322	1,352,711
LABL 9.57% (LIBOR01M + 5.00%) 10/27/28 ●	1,866,150	1,821,247
LSF9 Atlantis Holdings Tranche B 11.83% (SOFR03M + 7.25%) 3/31/29 ●	11,356,250	11,075,887
Mamba Purchaser 8.047% (LIBOR01M + 3.50%) 10/16/28 ●	2,803,812	2,776,944
Mamba Purchaser 2nd Lien 11.047% (LIBOR01M + 6.50%) 10/15/29 ●	950,000	831,250
Mauser Packaging Solutions Holding Company (LIBOR01M + 3.25%) 4/3/24 ●	12,416,925	12,352,617
Mauser Packaging Solutions Holding Company TBD 8.538% 8/15/26 X	3,920,000	3,880,800
Medline Borrower 7.82% (LIBOR01M + 3.25%) 10/23/28 ●	3,225,625	3,139,136
Mermaid Bidco Tranche B-2 7.96% (LIBOR03M + 3.50%) 12/22/27 ●	4,234,979	4,139,692
Michaels Tranche B TBD 9.042% 4/15/28 X	2,450,000	2,249,713
Mileage Plus Holdings 9.996% (LIBOR03M + 5.25%) 6/21/27 ●	5,516,100	5,763,034
Naked Juice 2nd Lien 10.68% (SOFR03M + 6.10%) 1/24/30 ●	2,000,000	1,666,562
Northwest Fiber Tranche B-2 8.347% (SOFR01M + 3.86%) 4/30/27 ●	6,483,503	6,383,008
Nortonlifelock Tranche B 6.561% (SOFR01M + 2.00%) 9/12/29 ●	8,669,919	8,661,786

9

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Numericable U.S. TBD 5.50% 8/15/28 X	790,407	$774,599
Numericable US Tranche B-13 8.65% (LIBOR03M + 4.00%) 8/14/26 ●	790,851	766,137
Olympus Water US Holding
8.50% (LIBOR03M + 3.75%) 11/9/28 ●	4,836,162	4,748,841
9.18% (SOFR03M + 4.60%) 11/9/28 ●	1,985,000	1,961,676
Parkway Generation Tranche B 9.307% (SOFR01M + 4.86%) 2/16/29 ●	5,826,903	5,764,264
Parkway Generation Tranche C 9.426% (SOFR01M + 4.86%) 2/16/29 ●	764,319	754,765
Pelican Products 8.71% (LIBOR06M + 4.25%) 12/29/28 ●	3,217,500	2,911,837
Penn National Gaming Tranche B 7.311% (SOFR01M + 2.75%) 5/3/29 ●	2,437,750	2,438,969
Perrigo Investments Tranche B 7.161% (SOFR01M + 2.50%) 4/20/29 ●	2,980,013	2,976,288
PetsMart 8.271% (SOFR01M + 3.85%) 2/11/28 ●	7,434,448	7,393,559
PG&E Tranche B 7.531% (LIBOR01M + 3.00%) 6/23/25 ●	11,935,135	11,940,733
Pilot Travel Centers Tranche B 6.561% (SOFR01M + 2.00%) 8/4/28 ●	6,916,948	6,908,302
PMHC II 9.076% (SOFR03M + 4.25%) 4/23/29 ●	6,234,375	5,490,926
Pre Paid Legal Services 2nd Lien 11.57% (LIBOR01M + 7.00%) 12/14/29 ●	3,780,000	3,411,450
Pretium PKG Holdings 2nd Lien 11.511% (LIBOR03M + 6.75%) 10/1/29 ●	3,600,000	2,350,123
Quikrete Holdings 1st Lien 7.195% (LIBOR01M + 2.63%) 2/1/27 ●	2,714,354	2,703,667
RealPage 2nd Lien 11.07% (LIBOR01M + 6.50%) 4/23/29 ●	8,500,000	8,234,375
Ryan Specialty Group Tranche B-1 7.542% (SOFR01M + 3.10%) 9/1/27 ●	1,247,531	1,245,972
Scientific Games International Tranche B 7.578% (SOFR01M + 3.10%) 4/13/29 ●	5,970,000	5,974,973
Setanta Aircraft Leasing DAC 6.73% (LIBOR03M + 2.00%) 11/5/28 ●	8,746,107	8,748,836
Sinclair Television Group Tranche B-3 7.57% (LIBOR01M + 3.00%) 4/1/28 ●	728,810	715,600
Sinclair Television Group Tranche B-4 8.292% (SOFR01M + 3.85%) 4/21/29 ●	5,970,000	5,884,181
Sinclair Televison Group Tranche B-2 7.07% (LIBOR01M + 2.50%) 9/30/26 ●	295,869	290,322
SPX Flow 9.161% (SOFR01M + 4.60%) 4/5/29 ●	8,278,424	7,987,197
SS&C Technologies Tranche B-5 6.32% (LIBOR01M + 1.75%) 4/16/25 ●	3,842,252	3,839,051

10

	Principal amount°	Value (US $)
Loan Agreements (continued)
SS&C Technologies Tranche B-6 6.911% (SOFR01M + 2.25%) 3/22/29 ●	510,441	$510,264
SS&C Technologies Tranche B-7 6.911% (SOFR01M + 2.25%) 3/22/29 ●	769,118	768,851
Standard Industries 6.425% (LIBOR06M + 2.25%) 9/22/28 ●	10,620,490	10,631,354
Staples Tranche B-1TBD 4/16/26 X	2,443,653	2,290,487
Stars Group Holdings 6.98% (LIBOR03M + 2.25%) 7/21/26 ●	4,962,312	4,962,312
Surgery Center Holdings 8.21% (LIBOR01M + 3.75%) 8/31/26 ●	4,177,667	4,175,532
Swf Holdings I 8.753% (LIBOR03M + 4.00%) 10/6/28 ●	4,095,210	3,501,405
TerraForm Power Operating 7.43% (SOFR03M + 2.85%) 5/21/29 ●	8,457,500	8,472,038
Terrier Media Buyer Tranche B 8.23% (LIBOR03M + 3.50%) 12/17/26 ●	2,771,824	2,636,698
TK Elevator Midco Gmbh Tranche B 6.871% (LIBOR06M + 3.50%) 7/30/27 ●	2,967,640	2,918,256
TransDigm Tranche E 6.98% (LIBOR03M + 2.25%) 5/30/25 ●	6,445,065	6,442,377
TransDigm Tranche F 6.98% (LIBOR03M + 2.25%) 12/9/25 ●	1,488,491	1,486,072
Trident TPI Holdings 9.83% (SOFR03M + 5.25%) 9/15/28 ●	1,000,000	983,125
Trident TPI Holdings 1st Lien Tranche B-3 8.73% (SOFRR03M + 5.25%) 9/15/28 ●	2,766,501	2,720,558
UKG 2nd Lien 10.032% (LIBOR03M + 5.25%) 5/3/27 ●	11,500,000	11,072,338
United Airlines Tranche B 8.568% (LIBOR03M + 3.75%) 4/21/28 ●	7,988,172	7,999,515
USI
7.98% (LIBOR03M + 3.25%) 12/2/26 ●	5,631,515	5,639,563
8.33% (SOFR03M + 3.75%) 11/22/29 ●	4,067,004	4,069,969
USIC Holdings 8.07% (LIBOR01M + 3.50%) 5/12/28 ●	3,606,594	3,504,030
USIC Holdings 2nd Lien 11.07% (LIBOR01M + 6.50%) 5/14/29 ●	925,000	877,208
Vantage Specialty Chemicals 1st Lien 8.276% (LIBOR03M + 3.50%) 10/28/24 ●	3,508,595	3,480,526
Vantage Specialty Chemicals 2nd Lien 12.985% (LIBOR03M + 8.25%) 10/27/25 ●	3,818,425	3,566,646
Viasat 9.176% (SOFR01M + 4.61%) 3/2/29 ●	9,481,759	9,481,759
Vistra Operations 6.297% (LIBOR01M + 1.75%) 12/31/25 ●	8,926,969	8,923,059
White Cap Buyer 8.311% (SOFR01M + 3.75%) 10/19/27 ●	7,583,870	7,539,436

11

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Zekelman Industries 6.729% (LIBOR03M + 2.00%) 1/24/27 ●	1,984,637	$1,976,576
Total Loan Agreements (cost $595,763,791)		591,828,073

	Number of shares
Common Stock – 0.03%
Leisure – 0.03%
Studio City International Holdings ADR †	29,695	204,007
Total Common Stock (cost $89,260)		204,007

Exchange-Traded Fund – 1.62%
Invesco Senior Loan ETF	514,000	10,850,540
Total Exchange-Traded Fund (cost $11,335,677)		10,850,540

Short-Term Investments – 3.99%
Money Market Mutual Funds – 3.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	6,693,545	6,693,545
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	6,693,545	6,693,545
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	6,693,545	6,693,545
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	6,693,545	6,693,545
Total Short-Term Investments (cost $26,774,180)		26,774,180
Total Value of Securities–100.95% (cost $684,114,825)		$677,796,067

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of Rule 144A securities was $36,152,135, which represents 5.38% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

12

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
X	This loan will settle after January 31, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at January 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
JPMCB	CAD(1,975,000)	USD1,475,334	4/21/23	$(9,986)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

CDOR – Canadian Dollar Offered Rate

CDOR03M – 3 Month Canadian Dollar Offered Rate

DAC – Designated Activity Company

DIFC – Dubai International Financial Centre

ETF – Exchange-Traded Fund

ICE – Intercontinental Exchange, Inc.

JPMCB – JPMorgan Chase Bank

13

Schedule of investments

Delaware Floating Rate Fund

Summary of abbreviations: (continued)

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PLC – Public Limited Company

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SOFR06M – Secured Overnight Financing Rate 6 Month

TBD – To be determined

TSFR03M – 3 Month Term Secured Overnight Financing Rate

Summary of currencies:

CAD – Canadian Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

14

Statement of assets and liabilities

Delaware Floating Rate Fund	January 31, 2023 (Unaudited)

Assets:
Investments, at value*	$677,796,067
Cash	4,834,184
Foreign currencies, at value Δ	226,044
Receivable for securities sold	23,998,042
Receivable for fund shares sold	19,226,224
Dividends and interest receivable	3,365,559
Prepaid expenses	148,165
Other assets	1,631
Total Assets	729,595,916
Liabilities:
Payable for securities purchased	40,707,083
Payable for fund shares redeemed	16,667,779
Distribution payable	405,804
Investment management fees payable to affiliates	249,377
Distribution fees payable to affiliates	57,764
Other accrued expenses	39,126
Administration expenses payable to affiliates	27,688
Unrealized depreciation on foreign currency exchange contracts	9,986
Total Liabilities	58,164,607
Total Net Assets	$671,431,309

Net Assets Consist of:
Paid-in capital	$719,323,947
Total distributable earnings (loss)	(47,892,638)
Total Net Assets	$671,431,309

15

Statement of assets and liabilities

Delaware Floating Rate Fund

Net Asset Value

Class A:
Net assets		$69,447,539
Shares of beneficial interest outstanding, unlimited authorization, no par		8,748,688
Net asset value per share		$7.94
Sales charge		2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)		$8.16

Class C:
Net assets		$13,664,663
Shares of beneficial interest outstanding, unlimited authorization, no par		1,721,510
Net asset value per share		$7.94

Class R:
Net assets		$1,159,735
Shares of beneficial interest outstanding, unlimited authorization, no par		146,153
Net asset value per share		$7.94

Institutional Class:
Net assets		$583,530,410
Shares of beneficial interest outstanding, unlimited authorization, no par		73,519,583
Net asset value per share		$7.94

Class R6:
Net assets		$3,628,962
Shares of beneficial interest outstanding, unlimited authorization, no par		456,744
Net asset value per share		$7.95

*	Investments, at cost	$684,114,825
Δ	Foreign currencies, at cost	223,633

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations

Delaware Floating Rate Fund	Six months ended January 31, 2023 (Unaudited)

Investment Income:
Interest	$26,147,773
Dividends	1,224,281
27,372,054
Expenses:
Management fees	1,770,694
Distribution expenses — Class A	86,121
Distribution expenses — Class C	66,573
Distribution expenses — Class R	2,823
Dividend disbursing and transfer agent fees and expenses	296,153
Accounting and administration expenses	64,996
Registration fees	50,445
Audit and tax fees	24,439
Reports and statements to shareholders expenses	19,406
Legal fees	8,486
Trustees’ fees and expenses	6,589
Custodian fees	3,882
Other	33,739
2,434,346
Less expenses waived	(23,242)
Less expenses paid indirectly	(29)
Total operating expenses	2,411,075
Net Investment Income (Loss)	24,960,979

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(14,259,119)
Foreign currencies	(76,656)
Foreign currency exchange contracts	91,452
Net realized gain (loss)	(14,244,323)

Net change in unrealized appreciation (depreciation) on:
Investments	17,050,318
Foreign currencies	3,857
Foreign currency exchange contracts	12,527
Net change in unrealized appreciation (depreciation)	17,066,702
Net Realized and Unrealized Gain (Loss)	2,822,379
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,783,358

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets

Delaware Floating Rate Fund

	Six months ended 1/31/23 (Unaudited)	Year ended 7/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$24,960,979	$16,265,404
Net realized gain (loss)	(14,244,323)	(1,785,965)
Net change in unrealized appreciation (depreciation)	17,066,702	(26,239,373)
Net increase (decrease) in net assets resulting from operations	27,783,358	(11,759,934)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,249,102)	(2,498,874)
Class C	(386,591)	(298,643)
Class R	(35,565)	(2,254)
Institutional Class	(21,359,251)	(13,124,994)
Class R6	(131,060)	(73,023)
	(24,161,569)	(15,997,788)
Capital Share Transactions:
Proceeds from shares sold:
Class A	20,957,891	64,361,178
Class C	2,756,967	8,257,790
Class R	16,579	1,080,911
Institutional Class	221,289,360	741,732,492
Class R6	490,880	4,888,760

Net assets from merger:[1]
Class A	—	27,603,573
Institutional Class	—	18,015,552
Class R6	—	238,005

18

	Six months ended 1/31/23 (Unaudited)	Year ended 7/31/22
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$2,151,639	$2,454,381
Class C	369,478	291,637
Class R	35,563	2,237
Institutional Class	19,414,483	11,895,131
Class R6	70,943	66,774
	267,553,783	880,888,421
Cost of shares redeemed:
Class A	(26,794,356)	(54,719,430)
Class C	(2,504,476)	(3,799,201)
Class R	(11,481)	—
Institutional Class	(314,583,551)	(210,070,736)
Class R6	(1,948,330)	(140,739)
	(345,842,194)	(268,730,106)
Increase (decrease) in net assets derived from capital share transactions	(78,288,411)	612,158,315
Net Increase (Decrease) in Net Assets	(74,666,622)	584,400,593

Net Assets:
Beginning of period	746,097,931	161,697,338
End of period	$671,431,309	$746,097,931

[1]	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.89	$8.23	$7.90	$8.28	$8.34	$8.39

0.27	0.30	0.31	0.38	0.43	0.35
0.04	(0.34)	0.32	(0.39)	(0.06)	(0.03)
0.31	(0.04)	0.63	(0.01)	0.37	0.32

(0.26)	(0.30)	(0.26)	(0.37)	(0.43)	(0.37)
—	—	(0.04)	— [3]	— [3]	— [3]
(0.26)	(0.30)	(0.30)	(0.37)	(0.43)	(0.37)

$7.94	$7.89	$8.23	$7.90	$8.28	$8.34

4.01%	(0.56)%	8.13%	(0.02)%	4.62%	3.85%

$69,447	$72,746	$36,735	$23,727	$38,669	$38,701
0.88%	0.92%	0.94%	0.94%	0.94%	0.97%
0.88%	0.93%	1.05%	1.05%	0.99%	0.98%
6.74%	3.75%	3.77%	4.77%	5.22%	4.22%
6.74%	3.74%	3.66%	4.66%	5.17%	4.21%
19%	45%	124%	125%	143%	157%

21

Financial highlights

Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.89	$8.23	$7.89	$8.28	$8.34	$8.39

0.24	0.24	0.24	0.32	0.37	0.29
0.04	(0.34)	0.34	(0.40)	(0.06)	(0.04)
0.28	(0.10)	0.58	(0.08)	0.31	0.25

(0.23)	(0.24)	(0.20)	(0.31)	(0.37)	(0.30)
—	—	(0.04)	— [3]	— [3]	— [3]
(0.23)	(0.24)	(0.24)	(0.31)	(0.37)	(0.30)

$7.94	$7.89	$8.23	$7.89	$8.28	$8.34

3.62%	(1.30)%	7.47%	(0.90)%	3.84%	3.08%

$13,665	$12,948	$8,698	$13,613	$25,374	$30,512
1.63%	1.67%	1.69%	1.69%	1.69%	1.72%
1.63%	1.68%	1.80%	1.80%	1.74%	1.73%
5.99%	3.00%	3.02%	4.02%	4.47%	3.47%
5.99%	2.99%	2.91%	3.91%	4.42%	3.46%
19%	45%	124%	125%	143%	157%

23

Financial highlights

Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.88	$8.23	$7.89	$8.28	$8.34	$8.39

0.26	0.28	0.29	0.36	0.41	0.33
0.05	(0.35)	0.33	(0.40)	(0.06)	(0.03)
0.31	(0.07)	0.62	(0.04)	0.35	0.30

(0.25)	(0.28)	(0.24)	(0.35)	(0.41)	(0.35)
—	—	(0.04)	— [3]	— [3]	— [3]
(0.25)	(0.28)	(0.28)	(0.35)	(0.41)	(0.35)

$7.94	$7.88	$8.23	$7.89	$8.28	$8.34

4.01%	(0.92)%	7.99%	(0.40)%	4.36%	3.60%

$1,160	$1,111	$22	$7	$61	$416
1.13%	1.17%	1.19%	1.19%	1.19%	1.22%
1.13%	1.18%	1.30%	1.30%	1.24%	1.23%
6.49%	3.50%	3.52%	4.52%	4.97%	3.97%
6.49%	3.49%	3.41%	4.41%	4.92%	3.96%
19%	45%	124%	125%	143%	157%

25

Financial highlights

Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended
1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$7.89	$8.23	$7.90	$8.28	$8.34	$8.39

0.28	0.32	0.33	0.40	0.45	0.37
0.04	(0.34)	0.32	(0.39)	(0.06)	(0.03)
0.32	(0.02)	0.65	0.01	0.39	0.34

(0.27)	(0.32)	(0.28)	(0.39)	(0.45)	(0.39)
—	—	(0.04)	— [3]	— [3]	— [3]
(0.27)	(0.32)	(0.32)	(0.39)	(0.45)	(0.39)

$7.94	$7.89	$8.23	$7.90	$8.28	$8.34

4.14%	(0.31)%	8.40%	0.23%	4.88%	4.11%

$583,530	$654,307	$116,242	$79,391	$82,643	$144,258
0.63%	0.67%	0.69%	0.69%	0.69%	0.72%
0.63%	0.68%	0.80%	0.80%	0.74%	0.73%
6.99%	4.00%	4.02%	5.02%	5.47%	4.47%
6.99%	3.99%	3.91%	4.91%	5.42%	4.46%
19%	45%	124%	125%	143%	157%

27

Financial highlights

Delaware Floating Rate Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	8/31/21[1]
	1/31/23	to
	(Unaudited)	7/31/22
Net asset value, beginning of period	$7.89	$8.24

Income (loss) from investment operations:
Net investment income[2]	0.28	0.33
Net realized and unrealized gain (loss)	0.05	(0.38)
Total from investment operations	0.33	(0.05)

Less dividends and distributions from:
Net investment income	(0.27)	(0.30)
Total dividends and distributions	(0.27)	(0.30)

Net asset value, end of period	$7.95	$7.89

Total return[3]	4.30%	(0.69)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,629	$4,986
Ratio of expenses to average net assets[4]	0.56%	0.60%
Ratio of expenses to average net assets prior to fees waived[4]	0.56%	0.61%
Ratio of net investment income to average net assets	7.06%	4.07%
Ratio of net investment income to average net assets prior to fees waived	7.06%	4.06%
Portfolio turnover	19%	45%[5]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Portfolio turnover is representative of the Fund for the period ended January 31, 2022.

See accompanying notes, which are an integral part of the financial statements.

28

Notes to financial statements

Delaware Floating Rate Fund	January 31, 2023 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies, other than ETFs are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Valuations for fixed income securities

29

Notes to financial statements

Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2023, and for all open tax years (years ended July 31, 2020–July 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in

30

market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the

31

Notes to financial statements

Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.62% of the Fund’s Class R6 shares average daily net assets from August 1, 2022 through January 31, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund

32

security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2023, the Fund paid $18,005 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2023, the Fund paid $231,799 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2023, the Fund paid $5,927 for internal legal and regulatory reporting

33

Notes to financial statements

Delaware Floating Rate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2023, DDLP earned $2,167 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2023, DDLP received gross CDSC commissions of $36 and $1,440 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from November 28, 2022 through November 28, 2023.

3. Investments

For the six months ended January 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$127,354,760
Sales	193,150,587

At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$682,764,488
Aggregate unrealized appreciation of investments and derivatives	$6,713,595
Aggregate unrealized depreciation of investments and derivatives	(11,692,002)
Net unrealized depreciation of investments and derivatives	$(4,978,407)

34

At July 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$10,343,595	$18,141,047	$28,484,642

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

35

Notes to financial statements

Delaware Floating Rate Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Debt Obligations	$—	$5,020,250	$—	$5,020,250
Common Stock	204,007	—	—	204,007
Convertible Bonds[1]	—	180,347	584,509	764,856
Corporate Bonds	—	41,914,990	—	41,914,990
Exchange-Traded Fund	10,850,540	—	—	10,850,540
Loan Agreements	—	591,828,073	—	591,828,073
Municipal Bonds	—	439,171	—	439,171
Short-Term Investments	26,774,180	—	—	26,774,180
Total Value of Securities	$37,828,727	$639,382,831	$584,509	$677,796,067

Derivatives[2]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(9,986)	$—	$(9,986)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	—	23.58%	76.42%	100.00%

[2]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

36

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/23	Year ended 7/31/22
Shares sold:
Class A	2,660,334	7,931,278
Class C	351,183	1,017,376
Class R	2,115	138,064
Institutional Class	28,189,283	91,354,894
Class R6	62,418	611,865

Shares from merger:[1]
Class A	—	3,345,888
Institutional Class	—	2,183,703
Class R6	—	28,814

Shares issued upon reinvestment of dividends and distributions:
Class A	274,956	303,260
Class C	47,204	36,072
Class R	4,543	281
Institutional Class	2,480,900	1,484,513
Class R6	9,045	8,306
	34,081,981	108,444,314
Shares redeemed:
Class A	(3,411,488)	(6,816,816)
Class C	(318,812)	(467,999)
Class R	(1,481)	—
Institutional Class	(40,129,370)	(26,161,296)
Class R6	(246,295)	(17,409)
	(44,107,446)	(33,463,520)
Net increase (decrease)	(10,025,465)	74,980,794

[1]	See Note 5.

37

Notes to financial statements

Delaware Floating Rate Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2023 and the year ended July 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A	Class C	Class A	Institutional Class
	Shares	Shares	Shares	Shares	Value
Six months ended
1/31/23	1,102	868	871	1,102	$15,449
Year ended
7/31/22	4,860	14,795	14,814	4,860	162,046

5. Reorganization

On September 17, 2021, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Floating Rate II Fund (the “Acquired Fund”), a series of Delaware Group® Equity Funds IV, with and into Delaware Floating Rate Fund (the “Acquiring Fund”), a series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of the Acquiring Fund, a fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on September 17, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Fund	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Floating Rate II Fund		Delaware Floating Rate Fund
Class A	$27,603,573	2,932,529	3,345,888	$37,271,906	1.1410
Class C	—	—	—	8,437,606	—
Class R	—	—	—	21,767	—

38

			Shares
	Acquired	Acquired	Converted	Acquiring
	Fund	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Floating Rate II Fund		Delaware Floating Rate Fund
Institutional Class	18,015,552	1,916,263	2,183,703	125,238,425	1.1396
Class R6	238,005	25,255	28,814	27,955	1.1409

The net assets of the Acquiring Fund before the Reorganization were $170,997,659. The net assets of the Acquiring Fund immediately following the Reorganization were $216,854,789.

Assuming the Reorganization had been completed on August 1, 2021, the Acquiring Fund’s pro forma results of operations for the year ended July 31, 2022, would have been as follows:

Net investment income	$18,361,332
Net realized loss on investments	(1,045,181)
Net change in unrealized appreciation (depreciation)	(25,868,833)
Net decrease in net assets resulting from operations	$(8,552,682)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s “Statement of Operations” since the Reorganization was consummated on September 17, 2021.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of January 31, 2023, or at any time during the year then ended.

39

Notes to financial statements

Delaware Floating Rate Fund

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended January 31, 2023, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

During the six months ended January 31, 2023, the Fund experienced net realized and unrealized gains or losses attributed to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of Operations”.

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2023:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$11,608	$2,080,544

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8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At January 31, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(9,986)	$(9,986)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(9,986)	$—	$—	$—	$—	$(9,986)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the

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Notes to financial statements

Delaware Floating Rate Fund

9. Securities Lending (continued)

subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the

42

amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2023, the Fund had no securities out on loan.

10. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the

43

Notes to financial statements

Delaware Floating Rate Fund

10. Credit and Market Risk (continued)

Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

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11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Floating Rate Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”); and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL” and together with MIMGL and MIMAK, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers.

46

The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that DMC had stated that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile and for the 10-year period was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for

47

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 9-11, 2022 (continued)

the 1-, 3-, and 5-year periods was above the median and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board, however, noted that one of the Fund’s two portfolio managers had only begun managing the Fund in January 2017 and that the Fund was repositioned as a bank loan fund and changed its benchmark index in January 2017. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark during the periods under review.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

48

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex, including the current breakpoints. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

49

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

50

Semiannual report

Fixed income mutual fund Delaware High-Yield Opportunities Fund January 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2022 to January 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2022 to January 31, 2023 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Annualized Expense Ratio	Expenses Paid During Period 8/1/22 to 1/31/23*
Actual Fund return †
Class A	$1,000.00	$1,018.80	0.87%	$4.43
Class C	1,000.00	1,014.90	1.62%	8.23
Class R	1,000.00	1,017.50	1.12%	5.70
Institutional Class	1,000.00	1,020.10	0.62%	3.16
Class R6	1,000.00	1,020.30	0.58%	2.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.82	0.87%	$4.43
Class C	1,000.00	1,017.04	1.62%	8.24
Class R	1,000.00	1,019.56	1.12%	5.70
Institutional Class	1,000.00	1,022.08	0.62%	3.16
Class R6	1,000.00	1,022.28	0.58%	2.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations

Delaware High-Yield Opportunities Fund	As of January 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.24%
Corporate Bonds	86.44%
Automotive	2.44%
Banking	1.11%
Basic Industry	5.73%
Capital Goods	5.89%
Consumer Goods	1.48%
Energy	14.29%
Financial Services	3.25%
Healthcare	8.33%
Insurance	2.63%
Leisure	5.86%
Media	9.09%
Real Estate	0.97%
Retail	5.00%
Services	4.54%
Technology & Electronics	4.79%
Telecommunications	6.85%
Transportation	1.65%
Utilities	2.54%
Municipal Bonds	0.49%
Loan Agreements	7.84%
Common Stocks	0.04%
Short-Term Investments	4.62%
Total Value of Securities	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%

3

Schedule of investments

Delaware High-Yield Opportunities Fund	January 31, 2023 (Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds – 0.24%
New Cotai 5.00% exercise price $100.00, maturity date 2/2/27 =	222,415	$584,509
Spirit Airlines 1.00% exercise price $43.36, maturity date 5/15/26	768,000	632,448
Total Convertible Bonds (cost $880,805)		1,216,957

Corporate Bonds – 86.44%
Automotive – 2.44%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	2,657,403
Ford Motor 4.75% 1/15/43	1,680,000	1,313,337
Ford Motor Credit
3.375% 11/13/25	1,405,000	1,310,626
4.125% 8/17/27	710,000	655,891
4.542% 8/1/26	1,960,000	1,862,980
5.584% 3/18/24	1,810,000	1,799,070
Goodyear Tire & Rubber 5.25% 7/15/31	2,935,000	2,483,817
		12,083,124
Banking – 1.11%
Barclays 6.125% 12/15/25 μ, y	3,255,000	3,112,561
Deutsche Bank 6.00% 10/30/25 μ, y	2,600,000	2,372,900
		5,485,461
Basic Industry – 5.73%
ATI
4.875% 10/1/29	625,000	572,606
5.125% 10/1/31	1,790,000	1,628,515
Chemours 144A 5.75% 11/15/28 #	3,225,000	2,942,829
CP Atlas Buyer 144A 7.00% 12/1/28 #	1,570,000	1,215,651
Domtar 144A 6.75% 10/1/28 #	1,371,000	1,261,979
Eldorado Gold 144A 6.25% 9/1/29 #	2,905,000	2,665,956
First Quantum Minerals
144A 6.875% 10/15/27 #	2,095,000	2,033,574
144A 7.50% 4/1/25 #	3,120,000	3,076,112
FMG Resources August 2006 Pty
144A 5.875% 4/15/30 #	2,055,000	2,009,328
144A 6.125% 4/15/32 #	925,000	902,823
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	3,400,000	3,124,821
Novelis
144A 3.875% 8/15/31 #	605,000	511,536
144A 4.75% 1/30/30 #	4,715,000	4,274,218

4

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Vibrantz Technologies 144A 9.00% 2/15/30 #	2,813,000	$2,172,056
		28,392,004
Capital Goods – 5.89%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	2,225,368	1,748,961
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	734,000	645,003
Bombardier
144A 6.00% 2/15/28 #	1,313,000	1,246,980
144A 7.50% 2/1/29 #	830,000	830,116
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	465,000	457,739
144A 8.75% 4/15/30 #	1,525,000	1,350,277
Granite US Holdings 144A 11.00% 10/1/27 #	1,680,000	1,777,238
Madison IAQ 144A 5.875% 6/30/29 #	2,940,000	2,337,035
Mauser Packaging Solutions Holding
144A 7.25% 4/15/25 #	1,240,000	1,212,137
144A 7.875% 8/15/26 #	3,415,000	3,449,150
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	4,680,000	4,222,858
Sealed Air 144A 5.00% 4/15/29 #	1,350,000	1,297,134
Terex 144A 5.00% 5/15/29 #	3,760,000	3,515,807
TK Elevator Holdco 144A 7.625% 7/15/28 #	1,434,000	1,277,129
TransDigm 4.625% 1/15/29	4,270,000	3,858,287
		29,225,851
Consumer Goods – 1.48%
Cerdia Finanz 144A 10.50% 2/15/27 #	2,055,000	1,752,021
JBS USA LUX 144A 5.50% 1/15/30 #	3,070,000	2,986,818
Pilgrim’s Pride 144A 4.25% 4/15/31 #	2,920,000	2,536,940
Scotts Miracle-Gro 4.00% 4/1/31	100,000	81,110
		7,356,889
Energy – 14.29%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,170,000	2,794,418
144A 7.00% 11/1/26 #	1,490,000	1,422,142
Callon Petroleum
144A 7.50% 6/15/30 #	3,095,000	2,998,452
144A 8.00% 8/1/28 #	1,770,000	1,772,186
CNX Midstream Partners 144A 4.75% 4/15/30 #	1,515,000	1,284,175
CNX Resources 144A 6.00% 1/15/29 #	3,430,000	3,154,012

5

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	482,000	$461,276
144A 6.00% 2/1/29 #	3,468,000	3,294,314
EQM Midstream Partners 144A 4.75% 1/15/31 #	6,585,000	5,578,730
Genesis Energy
7.75% 2/1/28	3,170,000	3,069,162
8.00% 1/15/27	5,005,000	4,948,218
Hilcorp Energy I
144A 6.00% 4/15/30 #	3,235,000	3,011,214
144A 6.00% 2/1/31 #	395,000	366,738
144A 6.25% 4/15/32 #	1,552,000	1,434,261
Laredo Petroleum 144A 7.75% 7/31/29 #	2,625,000	2,423,859
Murphy Oil 6.375% 7/15/28	5,120,000	5,069,019
NuStar Logistics
6.00% 6/1/26	2,430,000	2,382,457
6.375% 10/1/30	3,568,000	3,441,300
Occidental Petroleum
4.20% 3/15/48	160,000	126,640
4.40% 4/15/46	625,000	512,800
4.40% 8/15/49	1,240,000	994,811
4.50% 7/15/44	640,000	524,400
6.45% 9/15/36	1,525,000	1,605,924
6.60% 3/15/46	1,180,000	1,258,098
6.625% 9/1/30	1,095,000	1,163,774
PDC Energy 5.75% 5/15/26	3,794,000	3,674,148
Southwestern Energy
5.375% 2/1/29	470,000	442,237
5.375% 3/15/30	3,940,000	3,675,134
USA Compression Partners
6.875% 4/1/26	1,475,000	1,449,615
6.875% 9/1/27	3,250,000	3,156,969
Weatherford International 144A 8.625% 4/30/30 #	3,345,000	3,380,691
		70,871,174
Financial Services – 3.25%
AerCap Holdings 5.875% 10/10/79 μ	4,528,000	4,343,439
Air Lease 4.65% 6/15/26 μ, y	2,995,000	2,665,550
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,565,000	4,096,289
Credit Suisse Group 144A 9.75% 6/23/27 #, μ, y	2,980,000	2,898,050
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	2,425,000	2,136,958
		16,140,286

6

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Healthcare – 8.33%
AthenaHealth Group 144A 6.50% 2/15/30 #	1,260,000	$1,045,519
Avantor Funding 144A 3.875% 11/1/29 #	5,470,000	4,816,443
Bausch Health
144A 11.00% 9/30/28 #	1,300,000	1,023,620
144A 14.00% 10/15/30 #	260,000	163,597
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	3,185,000	2,846,880
CHS 144A 4.75% 2/15/31 #	3,000,000	2,299,418
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	1,030,000	986,609
144A 6.50% 10/15/28 #	1,610,000	1,509,600
DaVita
144A 3.75% 2/15/31 #	1,545,000	1,203,254
144A 4.625% 6/1/30 #	4,710,000	3,973,215
Encompass Health
4.625% 4/1/31	925,000	815,212
4.75% 2/1/30	1,209,000	1,109,802
Hadrian Merger Sub 144A 8.50% 5/1/26 #	3,443,000	2,864,603
HCA
3.50% 9/1/30	105,000	94,176
5.875% 2/1/29	1,708,000	1,758,260
7.58% 9/15/25	820,000	853,280
Medline Borrower 144A 3.875% 4/1/29 #	2,485,000	2,127,756
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	2,915,000	2,530,191
Organon & Co. 144A 5.125% 4/30/31 #	4,140,000	3,743,781
Surgery Center Holdings 144A 10.00% 4/15/27 #	958,000	978,543
Tenet Healthcare
4.375% 1/15/30	1,480,000	1,317,807
6.125% 10/1/28	1,920,000	1,797,504
6.875% 11/15/31	1,586,000	1,463,531
		41,322,601
Insurance – 2.63%
HUB International 144A 5.625% 12/1/29 #	4,105,000	3,678,355
Jones Deslauriers Insurance Management 144A 10.50%12/15/30 #	1,665,000	1,692,796
NFP
144A 6.875% 8/15/28 #	4,305,000	3,727,721
144A 7.50% 10/1/30 #	1,140,000	1,088,221
USI 144A 6.875% 5/1/25 #	2,879,000	2,868,463
		13,055,556

7

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Leisure – 5.86%
Boyd Gaming
4.75% 12/1/27	3,470,000	$3,302,321
144A 4.75% 6/15/31 #	1,530,000	1,378,767
Caesars Entertainment 144A 8.125% 7/1/27 #	1,944,000	1,975,269
Carnival
144A 5.75% 3/1/27 #	7,475,000	6,214,790
144A 6.00% 5/1/29 #	940,000	743,780
144A 7.625% 3/1/26 #	2,870,000	2,615,388
Royal Caribbean Cruises
144A 5.50% 8/31/26 #	290,000	259,913
144A 5.50% 4/1/28 #	8,652,000	7,452,141
Scientific Games Holdings 144A 6.625% 3/1/30 #	2,880,000	2,568,960
Scientific Games International 144A 7.25% 11/15/29 #	2,525,000	2,534,847
		29,046,176
Media – 9.09%
AMC Networks 4.25% 2/15/29	2,675,000	1,652,789
Arches Buyer 144A 6.125% 12/1/28 #	2,905,000	2,450,745
CCO Holdings
144A 4.50% 8/15/30 #	6,390,000	5,467,444
4.50% 5/1/32	530,000	439,248
144A 5.375% 6/1/29 #	2,520,000	2,333,810
CMG Media 144A 8.875% 12/15/27 #	4,455,000	3,482,095
Connect Finco 144A 6.75% 10/1/26 #	4,545,000	4,351,747
CSC Holdings
144A 4.625% 12/1/30 #	5,760,000	3,412,613
144A 5.00% 11/15/31 #	2,870,000	1,725,458
144A 5.75% 1/15/30 #	1,200,000	757,530
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	3,370,000	2,817,505
Directv Financing 144A 5.875% 8/15/27 #	4,210,000	3,819,649
DISH DBS 144A 5.75% 12/1/28 #	2,625,000	2,152,651
Gray Escrow II 144A 5.375% 11/15/31 #	3,850,000	2,965,655
Nexstar Media 144A 4.75% 11/1/28 #	2,315,000	2,092,656
Sirius XM Radio 144A 4.00% 7/15/28 #	5,780,000	5,152,176
		45,073,771
Real Estate – 0.97%
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	1,951,825
144A 5.25% 7/15/30 #	3,145,000	2,850,062
		4,801,887

8

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Retail – 5.00%
Asbury Automotive Group
144A 4.625% 11/15/29 #	2,265,000	$2,001,626
4.75% 3/1/30	1,990,000	1,743,178
Bath & Body Works
6.875% 11/1/35	2,105,000	1,921,112
6.95% 3/1/33	3,382,000	3,029,139
Bloomin’ Brands 144A 5.125% 4/15/29 #	3,265,000	2,919,955
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	3,861,000	3,528,047
Michaels
144A 5.25% 5/1/28 #	1,730,000	1,444,879
144A 7.875% 5/1/29 #	1,320,000	1,004,850
Murphy Oil USA
144A 3.75% 2/15/31 #	3,000,000	2,513,711
4.75% 9/15/29	1,000,000	917,535
PetSmart 144A 7.75% 2/15/29 #	3,810,000	3,749,862
		24,773,894
Services – 4.54%
ADT Security 144A 4.125% 8/1/29 #	4,445,000	3,962,851
Clarivate Science Holdings 144A 4.875% 7/1/29 #	4,090,000	3,604,394
Gartner 144A 4.50% 7/1/28 #	2,620,000	2,492,262
NESCO Holdings II 144A 5.50% 4/15/29 #	2,780,000	2,500,429
Prime Security Services Borrower 144A 5.75% 4/15/26 #	1,715,000	1,682,903
Staples 144A 7.50% 4/15/26 #	2,715,000	2,416,173
United Rentals North America 3.875% 2/15/31	2,750,000	2,423,940
White Cap Buyer 144A 6.875% 10/15/28 #	3,733,000	3,404,042
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	22,000	20,105
		22,507,099
Technology & Electronics – 4.79%
Black Knight InfoServ 144A 3.625% 9/1/28 #	920,000	818,970
CDW 3.569% 12/1/31	4,300,000	3,698,796
CommScope Technologies 144A 6.00% 6/15/25 #	1,684,000	1,596,718
Entegris Escrow
144A 4.75% 4/15/29 #	1,331,000	1,249,401
144A 5.95% 6/15/30 #	3,630,000	3,490,354
Go Daddy Operating 144A 3.50% 3/1/29 #	3,205,000	2,776,011
NCR
144A 5.00% 10/1/28 #	1,370,000	1,208,450
144A 5.125% 4/15/29 #	1,405,000	1,225,714
144A 5.25% 10/1/30 #	2,835,000	2,454,730
Sensata Technologies 144A 4.00% 4/15/29 #	3,600,000	3,236,670

9

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
SS&C Technologies 144A 5.50% 9/30/27 #	2,071,000	$1,994,226
		23,750,040
Telecommunications – 6.85%
Altice France 144A 5.50% 10/15/29 #	4,400,000	3,484,606
Altice France Holding 144A 6.00% 2/15/28 #	4,835,000	3,268,128
Consolidated Communications
144A 5.00% 10/1/28 #	3,125,000	2,348,241
144A 6.50% 10/1/28 #	3,060,000	2,500,459
Digicel International Finance 144A 8.75% 5/25/24 #	2,560,000	2,205,287
Frontier Communications Holdings
144A 5.00% 5/1/28 #	465,000	423,429
144A 5.875% 10/15/27 #	3,835,000	3,667,065
5.875% 11/1/29	1,215,000	991,902
144A 6.75% 5/1/29 #	1,735,000	1,489,983
144A 8.75% 5/15/30 #	670,000	695,289
Northwest Fiber 144A 4.75% 4/30/27 #	2,153,000	1,956,153
Sable International Finance 144A 5.75% 9/7/27 #	1,983,000	1,901,300
Sprint 7.625% 3/1/26	1,915,000	2,027,873
T-Mobile USA
3.375% 4/15/29	1,725,000	1,574,677
3.50% 4/15/31	1,279,000	1,146,144
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,190,000	2,716,560
VZ Secured Financing 144A 5.00% 1/15/32 #	1,825,000	1,564,919
		33,962,015
Transportation – 1.65%
Air Canada 144A 3.875% 8/15/26 #	2,590,000	2,399,265
American Airlines 144A 5.75% 4/20/29 #	1,753,198	1,698,125
Grupo Aeromexico 144A 8.50% 3/17/27 #	2,955,000	2,680,440
Seaspan 144A 5.50% 8/1/29 #	1,870,000	1,423,500
		8,201,330
Utilities – 2.54%
Calpine
144A 4.625% 2/1/29 #	645,000	561,396
144A 5.00% 2/1/31 #	3,380,000	2,900,527
144A 5.125% 3/15/28 #	1,695,000	1,536,790
PG&E 5.25% 7/1/30	1,625,000	1,497,047
Vistra
144A 7.00% 12/15/26 #, μ, y	4,135,000	3,871,745

10

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra
144A 8.00% 10/15/26 #, μ, y	2,285,000	$2,242,865
		12,610,370
Total Corporate Bonds (cost $471,133,770)		428,659,528

Municipal Bonds – 0.49%
Commonwealth of Puerto Rico (Restructured)
Series A 2.993% 7/1/24 ^	30,682	28,747
Series A-1 4.00% 7/1/35	66,970	61,003
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	2,759,620	2,331,879
Total Municipal Bonds (cost $2,718,010)		2,421,629

Loan Agreements – 7.84%
Air Canada 8.13% (LIBOR03M + 3.50%) 8/11/28 ●	1,196,993	1,200,284
Applied Systems 2nd Lien 11.33% (SOFR03M + 6.75%) 9/17/27 ●	9,077,742	9,104,222
CNT Holdings I 2nd Lien TBD 11/6/28 X	1,284,000	1,246,550
Epicor Software 2nd Lien 12.32% (LIBOR01M + 7.75%) 7/31/28 ●	2,235,800	2,237,396
Form Technologies Tranche B 9.199% (LIBOR03M + 4.50%) 7/22/25 ●	3,929,008	3,565,574
Guardian US Holdco TBD 1/31/30 X	1,942,000	1,929,863
Hexion Holdings 1st Lien 8.934% (SOFR03M + 4.65%) 3/15/29 ●	736,300	667,272
Hexion Holdings 2nd Lien 12.049% (SOFR01M + 7.54%) 3/15/30 ●	2,100,000	1,753,500
Hunter Douglas Holding Tranche B-1 7.859% (SOFR03M + 3.50%) 2/26/29 ●	1,306,982	1,205,691
Jones DesLauriers Insurance Management 1st Lien 8.813% (CDOR03M + 4.25%) 3/27/28 ●	4,739,563	3,312,761
Pre Paid Legal Services 2nd Lien 11.57% (LIBOR01M + 7.00%) 12/14/29 ●	1,450,000	1,308,625
SPX Flow 9.161% (SOFR01M + 4.60%) 4/5/29 ●	2,534,069	2,444,923
Swf Holdings I 8.753% (LIBOR03M + 4.00%) 10/6/28 ●	2,507,004	2,143,488
UKG 2nd Lien 10.032% (LIBOR03M + 5.25%) 5/3/27 ●	3,624,000	3,489,231
Vantage Specialty Chemicals 1st Lien 8.276% (LIBOR03M + 3.50%) 10/28/24 ●	1,723,711	1,709,922

11

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Vantage Specialty Chemicals 2nd Lien 12.985% (LIBOR03M + 8.25%) 10/27/25 ●	1,653,000	$1,544,004
Total Loan Agreements (cost $39,951,138)		38,863,306

	Number of
	shares
Common Stocks – 0.04%
Leisure – 0.04%
Studio City International Holdings ADR †	29,694	204,001
		204,001
Media – 0.00%
Century Communications =, †	4,310,000	0
		0
Total Common Stocks (cost $219,736)		204,001

Short-Term Investments – 4.62%
Money Market Mutual Funds – 4.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	5,722,820	5,722,820
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	5,722,821	5,722,821
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	5,722,821	5,722,821
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	5,722,820	5,722,820
Total Short-Term Investments (cost $22,891,282)		22,891,282
Total Value of Securities–99.67% (cost $537,794,741)		$494,256,703

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of Rule 144A securities was $327,528,860, which represents 66.05% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.

12

y	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made after January 31, 2023.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after January 31, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at January 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
JPMCB	CAD(4,735,000)	USD3,537,068	4/21/23	$(23,940)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

CDOR – Canadian Dollar Offered Rate

CDOR03M – 3 Month Canadian Dollar Offered Rate

DAC – Designated Activity Company

ICE – Intercontinental Exchange, Inc.

JPMCB – JPMorgan Chase Bank

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

13

Schedule of investments

Delaware High-Yield Opportunities Fund

Summary of abbreviations: (continued)

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Payment-in-kind

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TBD – To be determined

Summary of currencies:

CAD – Canadian Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

14

Statement of assets and liabilities

Delaware High-Yield Opportunities Fund	January 31, 2023 (Unaudited)

Assets:
Investments, at value*	$494,256,703
Foreign currencies, at value Δ	475,996
Dividends and interest receivable	8,099,027
Receivable for securities sold	1,574,406
Receivable for fund shares sold	302,617
Receivable due from Advisor	98,870
Prepaid expenses	37,551
Other assets	4,023
Total Assets	504,849,193
Liabilities:
Due to custodian	350,408
Payable for securities purchased	7,246,156
Payable for fund shares redeemed	509,851
Other accrued expenses	413,270
Distribution payable	203,219
Distribution fees payable to affiliates	171,423
Administration expenses payable to affiliates	39,807
Unrealized depreciation on foreign currency exchange contracts	23,940
Total Liabilities	8,958,074
Total Net Assets	$495,891,119

Net Assets Consist of:
Paid-in capital	$674,608,080
Total distributable earnings (loss)	(178,716,961)
Total Net Assets	$495,891,119

15

Statement of assets and liabilities

Delaware High-Yield Opportunities Fund

Net Asset Value

Class A:
Net assets		$340,762,990
Shares of beneficial interest outstanding, unlimited authorization, no par		100,874,019
Net asset value per share		$3.38
Sales charge		4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)		$3.54

Class C:
Net assets		$3,944,212
Shares of beneficial interest outstanding, unlimited authorization, no par		1,167,555
Net asset value per share		$3.38

Class R:
Net assets		$2,723,553
Shares of beneficial interest outstanding, unlimited authorization, no par		804,257
Net asset value per share		$3.39

Institutional Class:
Net assets		$76,382,093
Shares of beneficial interest outstanding, unlimited authorization, no par		22,629,995
Net asset value per share		$3.38

Class R6:
Net assets		$72,078,271
Shares of beneficial interest outstanding, unlimited authorization, no par		21,349,138
Net asset value per share		$3.38

*	Investments, at cost	$537,794,741
Δ	Foreign currencies, at cost	471,008

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations

Delaware High-Yield Opportunities Fund	Six months ended January 31, 2023 (Unaudited)

Investment Income:
Interest	$15,461,678
Dividends	324,361
15,786,039
Expenses:
Management fees	1,560,771
Distribution expenses — Class A	424,214
Distribution expenses — Class C	20,888
Distribution expenses — Class R	6,642
Dividend disbursing and transfer agent fees and expenses	207,484
Accounting and administration expenses	55,549
Registration fees	42,883
Reports and statements to shareholders expenses	36,353
Audit and tax fees	20,503
Legal fees	18,391
Trustees’ fees and expenses	11,377
Custodian fees	9,989
Other	41,163
2,456,207
Less expenses waived	(517,833)
Less expenses paid indirectly	(242)
Total operating expenses	1,938,132
Net Investment Income (Loss)	13,847,907

17

Statement of operations

Delaware High-Yield Opportunities Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(8,096,276)
Foreign currencies	(183,723)
Foreign currency exchange contracts	221,192
Net realized gain (loss)	(8,058,807)

Net change in unrealized appreciation (depreciation) on:
Investments	2,139,697
Foreign currencies	8,376
Foreign currency exchange contracts	30,401
Net change in unrealized appreciation (depreciation)	2,178,474
Net Realized and Unrealized Gain (Loss)	(5,880,333)
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,967,574

See accompanying notes, which are an integral part of the financial statements.

18

Statements of changes in net assets

Delaware High-Yield Opportunities Fund

	Six months ended
	1/31/23	Year ended
	(Unaudited)	7/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,847,907	$25,411,783
Net realized gain (loss)	(8,058,807)	(833,664)
Net change in unrealized appreciation (depreciation)	2,178,474	(70,081,226)
Net increase (decrease) in net assets resulting from operations	7,967,574	(45,503,107)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,187,825)	(20,043,867)
Class C	(109,273)	(253,085)
Class R	(76,589)	(128,861)
Institutional Class	(2,066,994)	(4,020,750)
Class R6	(2,129,245)	(3,720,776)
	(14,569,926)	(28,167,339)
Capital Share Transactions:
Proceeds from shares sold:
Class A	8,260,063	11,852,626
Class C	450,241	691,405
Class R	344,539	512,211
Institutional Class	33,535,320	31,694,880
Class R6	20,459,624	9,996,756

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,205,685	18,028,131
Class C	109,201	252,952
Class R	76,506	128,628
Institutional Class	2,065,182	3,946,675
Class R6	1,885,084	3,358,131
	76,391,445	80,462,395

19

Statements of changes in net assets

Delaware High-Yield Opportunities Fund

	Six months ended
	1/31/23	Year ended
	(Unaudited)	7/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,656,765)	$(71,040,818)
Class C	(1,212,566)	(2,682,378)
Class R	(182,533)	(627,357)
Institutional Class	(22,270,520)	(58,627,406)
Class R6	(3,360,042)	(17,890,376)
	(52,682,426)	(150,868,335)
Increase (decrease) in net assets derived from capital share transactions	23,709,019	(70,405,940)
Net Increase (Decrease) in Net Assets	17,106,667	(144,076,386)

Net Assets:
Beginning of period	478,784,452	622,860,838
End of period	$495,891,119	$478,784,452

See accompanying notes, which are an integral part of the financial statements.

20

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

21

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$3.42	$3.91	$3.74	$3.76	$3.71	$3.89

0.10	0.17	0.17	0.19	0.20	0.20
(0.04)	(0.48)	0.18	(0.02)	0.06	(0.18)
0.06	(0.31)	0.35	0.17	0.26	0.02

(0.10)	(0.18)	(0.18)	(0.19)	(0.21)	(0.20)
—	— [3]	—	—	—	—
—	—	—	— [3]	— [3]	— [3]
(0.10)	(0.18)	(0.18)	(0.19)	(0.21)	(0.20)

$3.38	$3.42	$3.91	$3.74	$3.76	$3.71

1.88%	(8.01)%	9.68%	4.89%	7.25%	0.58%

$340,763	$353,662	$447,179	$110,750	$121,500	$131,149
0.87%	0.89%	0.93%	0.94%	0.94%	1.02%
1.09%	1.09%	1.19%	1.16%	1.15%	1.15%
5.70%	4.51%	4.55%	5.09%	5.50%	5.14%
5.48%	4.31%	4.29%	4.87%	5.29%	5.01%
11%	50%	91%	108%	76%	96%

22

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

23

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$3.42	$3.91	$3.74	$3.77	$3.72	$3.90

0.08	0.14	0.15	0.16	0.17	0.17
(0.03)	(0.47)	0.18	(0.02)	0.06	(0.18)
0.05	(0.33)	0.33	0.14	0.23	(0.01)

(0.09)	(0.16)	(0.16)	(0.17)	(0.18)	(0.17)
—	— [3]	—	—	—	—
—	—	—	— [3]	— [3]	— [3]
(0.09)	(0.16)	(0.16)	(0.17)	(0.18)	(0.17)

$3.38	$3.42	$3.91	$3.74	$3.77	$3.72

1.49%	(8.70)%	8.86%	3.83%	6.45%	(0.16)%

$3,944	$4,665	$7,177	$15,622	$21,170	$25,186
1.62%	1.64%	1.68%	1.69%	1.69%	1.77%
1.84%	1.84%	1.94%	1.91%	1.90%	1.90%
4.95%	3.76%	3.80%	4.34%	4.75%	4.39%
4.73%	3.56%	3.54%	4.12%	4.54%	4.26%
11%	50%	91%	108%	76%	96%

24

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

25

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$3.43	$3.92	$3.75	$3.78	$3.73	$3.90

0.09	0.16	0.17	0.18	0.19	0.19
(0.03)	(0.47)	0.17	(0.02)	0.06	(0.17)
0.06	(0.31)	0.34	0.16	0.25	0.02

(0.10)	(0.18)	(0.17)	(0.19)	(0.20)	(0.19)
—	— [3]	—	—	—	—
—	—	—	— [3]	— [3]	— [3]
(0.10)	(0.18)	(0.17)	(0.19)	(0.20)	(0.19)

$3.39	$3.43	$3.92	$3.75	$3.78	$3.73

1.75%	(8.21)%	9.39%	4.35%	6.97%	0.62%

$2,724	$2,513	$2,857	$3,891	$4,805	$5,863
1.12%	1.14%	1.18%	1.19%	1.19%	1.27%
1.34%	1.34%	1.44%	1.41%	1.40%	1.40%
5.45%	4.26%	4.30%	4.84%	5.25%	4.89%
5.23%	4.06%	4.04%	4.62%	5.04%	4.76%
11%	50%	91%	108%	76%	96%

26

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

27

Six months ended 1/31/23[1]	Year ended
(Unaudited)	7/31/22	7/31/21	7/31/20	7/31/19	7/31/18
$3.42	$3.91	$3.74	$3.76	$3.71	$3.89

0.10	0.18	0.18	0.20	0.21	0.21
(0.04)	(0.48)	0.18	(0.02)	0.06	(0.18)
0.06	(0.30)	0.36	0.18	0.27	0.03

(0.10)	(0.19)	(0.19)	(0.20)	(0.22)	(0.21)
—	— [3]	—	—	—	—
—	—	—	— [3]	— [3]	— [3]
(0.10)	(0.19)	(0.19)	(0.20)	(0.22)	(0.21)

$3.38	$3.42	$3.91	$3.74	$3.76	$3.71

2.01%	(7.78)%	9.95%	5.15%	7.52%	0.84%

$76,382	$64,111	$97,188	$42,315	$44,923	$60,226
0.62%	0.64%	0.68%	0.69%	0.69%	0.77%
0.84%	0.84%	0.94%	0.91%	0.90%	0.90%
5.95%	4.76%	4.80%	5.34%	5.75%	5.39%
5.73%	4.56%	4.54%	5.12%	5.54%	5.26%
11%	50%	91%	108%	76%	96%

28

Financial highlights

Delaware High-Yield Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 1/31/23[2] (Unaudited)	Year ended 7/31/22	4/29/21[1] to 7/31/21
Net asset value, beginning of period	$3.42	$3.91	$3.88

Income (loss) from investment operations:
Net investment income[3]	0.10	0.18	0.03
Net realized and unrealized gain (loss)	(0.03)	(0.47)	0.05
Total from investment operations	0.07	(0.29)	0.08

Less dividends and distributions from:
Net investment income	(0.11)	(0.20)	(0.05)
Net realized gain	—	— [4]	—
Total dividends and distributions	(0.11)	(0.20)	(0.05)

Net asset value, end of period	$3.38	$3.42	$3.91

Total return[5]	2.03%	(7.74)%	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,078	$53,833	$68,460
Ratio of expenses to average net assets[6]	0.58%	0.59%	0.59%
Ratio of expenses to average net assets prior to fees waived[6]	0.80%	0.79%	0.87%
Ratio of net investment income to average net assets	5.99%	4.81%	4.01%
Ratio of net investment income to average net assets prior to fees waived	5.77%	4.61%	3.73%
Portfolio turnover	11%	50%	91%[7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the year ended July 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

29

Notes to financial statements

Delaware High-Yield Opportunities Fund	January 31, 2023 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year, and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies, other than ETFs are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Valuations for fixed income securities

30

Notes to financial statements

Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2023, and for all open tax years (years ended July 31, 2020–July 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in

31

market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds)

32

Notes to financial statements

Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.58% of the Fund’s Class R6 shares average daily net assets from November 28, 2022 through January 31, 2023.* From August 1, 2022 through November 27, 2022, DMC contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.58% of the Fund’s Class R6 shares average

33

daily net assets.These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2023, the Fund paid $15,723 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2023, the Fund paid $70,540 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a

34

Notes to financial statements

Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2023, the Fund paid $10,242 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2023, DDLP earned $2,752 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2023, DDLP received gross CDSC commissions of $11 and $32 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from November 28, 2022 through November 28, 2023.

3. Investments

For the six months ended January 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$65,903,328
Sales	48,085,689

35

At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$539,851,712
Aggregate unrealized appreciation of investments and derivatives	$3,115,266
Aggregate unrealized depreciation of investments and derivatives	(48,734,215)
Net unrealized depreciation of investments and derivatives	$(45,618,949)

At July 31, 2022, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$37,270,293	$86,484,704	$123,754,997

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

36

Notes to financial statements

Delaware High-Yield Opportunities Fund

3. Investments (continued)

Level 3 −	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stocks	$204,001	$—	$—	[1]	$204,001
Convertible Bonds[2]	—	632,448	584,509		1,216,957
Corporate Bonds	—	428,659,528	—		428,659,528
Loan Agreements	—	38,863,306	—		38,863,306
Municipal Bonds	—	2,421,629	—		2,421,629
Short-Term Investments	22,891,282	—	—		22,891,282
Total Value of Securities	$23,095,283	$470,576,911	$584,509		$494,256,703

Derivatives[3]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(23,940)	$—		$(23,940)

[1]	The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.
[2]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	—	51.97%	48.03%	100.00%

[3]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

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During the six months ended January 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/23	Year ended 7/31/22
Shares sold:
Class A	2,494,272	3,167,276
Class C	136,834	184,179
Class R	103,496	139,459
Institutional Class	10,038,944	8,458,981
Class R6	6,055,341	2,682,855

Shares issued upon reinvestment of dividends and distributions:
Class A	2,794,138	4,904,289
Class C	33,133	68,568
Class R	23,154	34,967
Institutional Class	626,779	1,071,822
Class R6	572,249	916,505
	22,878,340	21,628,901
Shares redeemed:
Class A	(7,731,317)	(19,087,300)
Class C	(365,141)	(724,845)
Class R	(54,694)	(170,652)
Institutional Class	(6,780,252)	(15,656,326)
Class R6	(1,014,007)	(5,376,510)
	(15,945,411)	(41,015,633)
Net increase (decrease)	6,932,929	(19,386,732)

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Notes to financial statements

Delaware High-Yield Opportunities Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2023 and the year ended July 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
1/31/23	10,570	7,393	7,404	10,570	$60,161
Year ended
7/31/22	519	4,602	4,604	521	19,214

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of January 31, 2023, or at any time during the year then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign

39

exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended January 31, 2023, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

During the six months ended January 31, 2023, the Fund experienced net realized and unrealized gains or losses attributed to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of Operations”.

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2023:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional value)	$27,829	$5,016,468

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master

40

Notes to financial statements

Delaware High-Yield Opportunities Fund

7. Offsetting (continued)

Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At January 31, 2023, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(23,940)	$(23,940)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(23,940)	$—	$—	$—	$—	$(23,940)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the

41

value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2023, the Fund had no securities out on loan.

9. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health

42

Notes to financial statements

Delaware High-Yield Opportunities Fund

9. Credit and Market Risk (continued)

screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the

43

Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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Notes to financial statements

Delaware High-Yield Opportunities Fund

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

45

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware High-Yield Opportunities Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”); and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL” and together with MIMGL and MIMAK, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers

46

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022 (continued)

and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that DMC had stated that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2021.

47

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark during the periods under review.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

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Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022 (continued)

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex, including the current breakpoints. The Board noted that, as of March 31, 2022, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

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Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 3, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 3, 2023